                                                                       McM Funds
                                                                       ---------

                                                                   Annual Report
                                                                   June 30, 2000











                                                     Principal Preservation Fund
                                                  Intermediate Fixed Income Fund
                                                               Fixed Income Fund
                                                                   Balanced Fund
                                                          Equity Investment Fund

Dear Shareholder:

When the McM Funds were founded in 1994, we had one primary goal: bring the investment strategies that have excelled time and again for our institutional clients to individual investors, doing so at a reasonable cost.

As new investment trends come and go, McM Funds stay true to form, concentrating on the long-term benefit of every decision we make. Risk is inherent in every investment decision, but knowing risk, measuring risk, and managing risk to acceptable levels is what McM Funds does best.

When choosing investments for the Funds, we examine how each addition will affect the delicate balance of risk and return. Our strategy is to add value by creating small, measured differences, seeking to produce incrementally higher returns than our benchmarks over time.

While some funds may pursue the latest trends, we stick with the strategies that have resulted in our institutional clients entrusting us with over $27 billion in benefit plan assets. This means that your investment in McM Funds will not "chase" returns in an attempt to keep pace with the latest "dot-com" company or the hottest new IPO.

Instead, McM Funds will continue to stay the course, looking to provide you with the long-term investment solutions you have come to expect from us.

Thank you for your continuing trust and confidence.


/s/   Terry A. O'Toole
-----------------------------
Terry A. O'Toole
Chairman of the Board

                                                                          Review

The 12 months ending June 30th was a volatile period. Driven by investors chasing technology stocks, the 4th Quarter of 1999 yielded a return of 14.9%, the highest return of the period. After the euphoria of that quarter, there was a rapid shift in market sentiment caused by interest rate fears and corporate earnings concerns. This resulted in a 7.3% return for the year ending June 30th, lackluster by recent standards, but near long-term historical market returns. Throughout this period, the McM Equity Fund returned 1.8% and stayed true to its strict approach of buying high quality companies with a proven track record; a characteristic missing in most of the "hot" stocks that drove the market during the year.

Over the past few years, the importance of technology companies has become apparent. The sector's weighting in the S&P 500 Index has increased from 15.2% in 1998 to over 31.2% in 2000. This significant change in economic sector composition underscores the considerable influence of the technology sector on overall return, as measured by the S&P 500 Index. In fact, over the past twelve months, 7 out of the top 10 contributors to S&P 500 performance have been technology issues.

The bond market has been surprisingly strong in the face of interest rate hikes by the Federal Reserve. Total year-to-date return for the Lehman Aggregate Index was 4.0%. During the past twelve months, the Federal Reserve raised short-term interest rates six times (totaling 1.75%) in a bid to cool economic growth and combat inflation. However, expected real returns (yield-to-maturity, less inflation) remain high by historical standards, with yields on corporate and mortgage securities at attractive levels.


                                                                         Outlook

Overall, the fundamentals remain positive. The key drivers in this economic cycle (increased productivity, low inflation, strong corporate profits and adequate liquidity) are little changed. Economic data recently released by the Commerce Department show the expansion of the U.S. economy in the 2nd quarter at a faster-than-expected 5.2% annual rate. Consequently, the Federal Reserve may decide to tighten once again to rein in economic growth. With the increase in technology weighting and an unpredictable interest rate climate, volatility in the equity markets will likely continue

In light of this, we stand firm in our belief that prudent investors should look past recent market gyrations and hold true to their long-term investment objectives. McM Funds remain committed to a long-term investment approach that is focused on risk control, diversification, and high quality investment selection.



--------------
To be preceded or accompanied by a prospectus. Past performance does not guarantee future results. Shares, when redeemed, may be more or less than their original cost. All benchmarks are unmanaged indices not available for investment. The McM Funds are distributed by Provident Distributors, Inc., 3200 Horizon Drive, King of Prussia, PA 19406. DFU 8/00

                                                     Principal Preservation Fund

The Principal Preservation Fund emphasizes high quality, liquid securities. The Fund seeks to realize maximum current income, consistent with preservation of capital. U.S. Government issues represent 53% of the portfolio. The 7-day and 30-day average yields as of June 30, 2000 were 6.18% and 6.12%, respectively.




    Diversification                    Credit Quality                 Maturity
    ---------------                    --------------                 --------
Government               53%       Government         53%        1 - 15 days      16%
Commercial Paper         39%       A-1/P-1            47%       16 - 30 days      17%
Certificates of Deposit   4%                                    31 - 90 days      32%
Repurchase Agreements     4%                                    91+ days          35%






Average Annual Return (%)

                                     Current        One          Three        Five          Since
                                      Yield         Year         Years        Years       Inception
                                      -----         ----         -----        -----       ---------

McM Principal Preservation Fund       6.16          5.48         5.28         5.29          5.29



                           Principal Preservation Fund
                          July 13, 1994 Inception Date

                          June 30, 1999 - June 30, 2000
                             7-Day Average Yield (%)

 06/30/1999      4.57
 07/30/1999      4.74
 08/31/1999      4.79
 09/30/1999      4.49
 10/31/1999      5.15
 11/30/1999      5.31
 12/31/1999      5.34
 01/31/2000      5.46
 02/29/2000      5.50
 03/31/2000      5.61
 04/30/2000      5.68
 05/31/2000      5.95
 06/30/2000      6.18


               Past performance does not guarantee future results.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

                                                  Intermediate Fixed Income Fund

This Fund emphasizes high quality and diversification. Government bonds and AAA-rated bonds represent 64% of the Fund. Mortgage securities, backed by U.S. Government Agencies, provide yield advantages compared to U.S. Government bonds with equivalent maturities. The Fund's weighted average maturity of 4.5 years seeks to limit sensitivity to interest rate changes.

                                                          NASDAQ Symbol: MCMNX







    Diversification                    Bond Quality                 Maturity
    ---------------                    ------------                 --------
Corporate                37%       AAA                39%       1 - 5 years      62%
Mortgage                 36%       Government         25%       5 - 10 years     35%
Government               26%       A                  17%       Short-term        3%
Asset Backed/Other        1%       AA                 13%
                                   BAA                 6%



Average Annual Returns (%)                    One        Three       Five       Since
                                              Year       Years       Years    Inception
                                              ----       -----       -----    ---------
McM Intermediate Fixed Income Fund            3.51       5.11        5.41       6.07

Lehman Brothers Intermed. Govt./Corp. Index   4.21       5.62        5.81       6.47


                         Intermediate Fixed Income Fund
                          July 14, 1994 Inception Date


                    Intermediate Fixed        Lehman Brothers Intermediate
                       Income Fund                  Govt./Corp. Index
                       -----------                  -----------------
07/14/1994               $10,000                         $10,000
07/31/1994               $10,050                         $10,074
08/31/1994               $10,046                         $10,105
09/30/1994                $9,969                         $10,012
10/31/1994                $9,965                         $10,011
11/30/1994                $9,921                          $9,966
12/31/1994                $9,957                         $10,001
01/31/1995               $10,122                         $10,170
02/28/1995               $10,350                         $10,381
03/31/1995               $10,398                         $10,440
04/30/1995               $10,518                         $10,568
05/31/1995               $10,849                         $10,887
06/30/1995               $10,918                         $10,960
07/31/1995               $10,914                         $10,961
08/31/1995               $11,003                         $11,061
09/30/1995               $11,078                         $11,141
10/31/1995               $11,210                         $11,264
11/30/1995               $11,344                         $11,412
12/31/1995               $11,445                         $11,532
01/31/1996               $11,540                         $11,631
02/29/1996               $11,401                         $11,495
03/31/1996               $11,340                         $11,436
04/30/1996               $11,320                         $11,396
05/31/1996               $11,302                         $11,387
06/30/1996               $11,420                         $11,508
07/31/1996               $11,461                         $11,542
08/31/1996               $11,463                         $11,552
09/30/1996               $11,617                         $11,712
10/31/1996               $11,828                         $11,920
11/30/1996               $11,983                         $12,077
12/31/1996               $11,916                         $12,000

                    Intermediate Fixed        Lehman Brothers Intermediate
                       Income Fund                  Govt./Corp. Index
                       -----------                  -----------------

01/31/1997               $11,957                         $12,046
02/28/1997               $11,965                         $12,069
03/31/1997               $11,880                         $11,986
04/30/1997               $12,018                         $12,126
05/31/1997               $12,123                         $12,227
06/30/1997               $12,236                         $12,338
07/31/1997               $12,507                         $12,589
08/31/1997               $12,431                         $12,526
09/30/1997               $12,582                         $12,671
10/31/1997               $12,760                         $12,812
11/30/1997               $12,744                         $12,840
12/31/1997               $12,859                         $12,942
01/30/1998               $13,033                         $13,112
02/27/1998               $13,016                         $13,102
03/31/1998               $13,051                         $13,143
04/30/1998               $13,106                         $13,209
05/31/1998               $13,218                         $13,306
06/30/1998               $13,300                         $13,391
07/31/1998               $13,335                         $13,438
08/31/1998               $13,586                         $13,649
09/30/1998               $13,874                         $13,991
10/31/1998               $13,790                         $13,977
11/30/1998               $13,822                         $13,976
12/31/1998               $13,865                         $14,032
01/31/1999               $13,936                         $14,109
02/28/1999               $13,731                         $13,901
03/31/1999               $13,869                         $14,006
04/30/1999               $13,874                         $14,049
05/31/1999               $13,750                         $13,941
06/30/1999               $13,734                         $13,951
07/31/1999               $13,699                         $13,938
08/31/1999               $13,679                         $13,949
09/30/1999               $13,817                         $14,079
10/31/1999               $13,839                         $14,116
11/30/1999               $13,871                         $14,133
12/31/1999               $13,821                         $14,086
01/31/2000               $13,755                         $14,034
02/29/2000               $13,869                         $14,149
03/31/2000               $13,989                         $14,296
04/30/2000               $13,929                         $14,263
05/31/2000               $13,949                         $14,286
06/30/2000               $14,214                         $14,537


               Past performance does not guarantee future results.

This chart reflects a hypothetical investment of $10,000 with reinvestment of dividends and capital gains. U.S. Treasury bonds, unlike mutual funds, are direct obligations of the U.S. Government that offer a fixed rate of return when held to maturity. Ratings such as "AAA" refer to individual bonds and not to the fund.

                                                               Fixed Income Fund

The Fixed Income Fund is structured similarly to the Intermediate Fixed Income Fund. It invests primarily in investment grade and U.S. Government bonds and has a weighted average maturity of 6.8 years, 2.3 years longer than the Intermediate Fixed Income Fund.



                                                          NASDAQ Symbol: MCMFX



    Diversification                    Bond Quality                  Maturity
    ---------------                    ------------                  --------
Corporate                43%       AAA                42%        1 - 5 years      23%
Mortgage                 42%       A                  20%        5 - 10 years     68%
Government               15%       Government         15%        10+ years         8%
                                   AA                 12%        Short-term        1%
                                   BAA                11%


Average Annual Returns (%)             One       Three       Five       Since
                                       Year      Years       Years    Inception
                                       ----      -----       -----    ---------
McM Fixed Income Fund                  3.52      5.46        5.64       6.65

Lehman Brothers Aggregate Index        4.56      6.03        6.25       7.16

                                Fixed Income Fund
                          July 14, 1994 Inception Date

                               Fixed                   Lehman Brothers
                            Income Fund                Aggregate Index
                            -----------                ---------------
07/14/1994                    $10,000                      $10,000
07/31/1994                    $10,070                      $10,114
08/31/1994                    $10,097                      $10,126
09/30/1994                     $9,937                       $9,977
10/31/1994                     $9,911                       $9,968
11/30/1994                     $9,855                       $9,946
12/31/1994                     $9,926                      $10,015
01/31/1995                    $10,114                      $10,213
02/28/1995                    $10,384                      $10,456
03/31/1995                    $10,460                      $10,520
04/30/1995                    $10,604                      $10,667
05/31/1995                    $11,060                      $11,080
06/30/1995                    $11,155                      $11,161
07/31/1995                    $11,112                      $11,137
08/31/1995                    $11,257                      $11,271
09/30/1995                    $11,364                      $11,381
10/31/1995                    $11,533                      $11,529
11/30/1995                    $11,716                      $11,702
12/31/1995                    $11,841                      $11,865
01/31/1996                    $11,929                      $11,944
02/29/1996                    $11,688                      $11,736
03/31/1996                    $11,587                      $11,654
04/30/1996                    $11,485                      $11,588
05/31/1996                    $11,460                      $11,565
06/30/1996                    $11,618                      $11,720
07/31/1996                    $11,629                      $11,752
08/31/1996                    $11,605                      $11,732
09/30/1996                    $11,820                      $11,936
10/31/1996                    $12,104                      $12,201
11/30/1996                    $12,335                      $12,410
12/31/1996                    $12,202                      $12,294

                               Fixed                   Lehman Brothers
                            Income Fund                Aggregate Index
                            -----------                ---------------
01/31/1997                    $12,225                      $12,332
02/28/1997                    $12,238                      $12,363
03/31/1997                    $12,085                      $12,226
04/30/1997                    $12,263                      $12,409
05/31/1997                    $12,373                      $12,527
06/30/1997                    $12,516                      $12,676
07/31/1997                    $12,912                      $13,019
08/31/1997                    $12,757                      $12,908
09/30/1997                    $12,965                      $13,099
10/31/1997                    $13,181                      $13,289
11/30/1997                    $13,212                      $13,350
12/31/1997                    $13,364                      $13,485
01/30/1998                    $13,573                      $13,657
02/27/1998                    $13,516                      $13,647
03/31/1998                    $13,562                      $13,693
04/30/1998                    $13,619                      $13,764
05/31/1998                    $13,747                      $13,895
06/30/1998                    $13,857                      $14,013
07/31/1998                    $13,866                      $14,042
08/31/1998                    $14,171                      $14,271
09/30/1998                    $14,568                      $14,605
10/31/1998                    $14,385                      $14,528
11/30/1998                    $14,446                      $14,611
12/31/1998                    $14,503                      $14,655
01/31/1999                    $14,568                      $14,759
02/28/1999                    $14,248                      $14,500
03/31/1999                    $14,417                      $14,580
04/30/1999                    $14,400                      $14,627
05/31/1999                    $14,221                      $14,498
06/30/1999                    $14,179                      $14,452
07/31/1999                    $14,135                      $14,391
08/31/1999                    $14,089                      $14,384
09/30/1999                    $14,247                      $14,551
10/31/1999                    $14,259                      $14,604
11/30/1999                    $14,281                      $14,603
12/31/1999                    $14,186                      $14,533
01/31/2000                    $14,143                      $14,485
02/29/2000                    $14,311                      $14,660
03/31/2000                    $14,496                      $14,854
04/30/2000                    $14,383                      $14,811
05/31/2000                    $14,351                      $14,803
06/30/2000                    $14,680                      $15,111

               Past performance does not guarantee future results.

This chart reflects a hypothetical investment of $10,000 with reinvestment of dividends and capital gains. U.S. Treasury bonds, unlike mutual funds, are direct obligations of the U.S. Government that offer a fixed rate of return when held to maturity. Ratings such as "AAA" refer to individual bonds and not to the fund.

                                                                   Balanced Fund

The Balanced Fund invests in common stocks and bonds. Common stocks represent about 61% of the Fund, bonds about 36%; and cash about 3%. The common stock portion is well diversified among 94 companies that represent all economic sectors. The Fund's bond portion is 72% U.S. Government and AAA-rated securities with a weighted average maturity of 6.8 years.



                                                          NASDAQ Symbol: MCMBX



Asset Allocation                           Fixed Income Quality                  Ten Largest Equity Holdings (%)

Stocks                           61%       AAA                     40%           Intel Corp.                      4.9
Bonds                            36%       Government              32%           General Electric Co.             4.4
Cash                              3%       A                       13%           Cisco Systems, Inc.              3.8
                                           BAA                      8%           Microsoft Corp.                  3.4
                                           AA                       7%           International Business Machines  2.9
                                                                                 Citigroup, Inc.                  2.8
                                                                                 Hewlett Packard Co.              2.8
                                                                                 Tyco International Ltd.          2.8
                                                                                 EMC Corp.                        2.5
                                                                                 Chase Manhattan Corp.            2.4
                                                                                                                  ---
                                                                                                                 32.7


Average Annual Returns (%)              One     Three   Five     Since
                                        Year    Years   Years  Inception
                                        ----    -----   -----  ---------

McM Balanced Fund                       3.17    12.90   15.76    16.13
Lehman Brothers Aggregate Index         4.56     6.03    6.25     7.16
Standard & Poor's 500                   7.32    19.69   23.82    23.89

                                  Balanced Fund
                          July 14, 1994 Inception Date

                                                    Lehman Brothers          Standard & Poor's
                            Balanced Fund           Aggregate Index             500 Index
                            -------------           ---------------          -----------------

        07/14/1994             $10,000                  $10,000                  $10,000
        07/31/1994             $10,070                  $10,114                  $10,110
        08/31/1994             $10,300                  $10,126                  $10,521
        09/30/1994             $10,081                   $9,977                  $10,268
        10/31/1994             $10,152                   $9,968                  $10,503
        11/30/1994              $9,961                   $9,946                  $10,118
        12/31/1994             $10,078                  $10,015                  $10,265
        01/31/1995             $10,282                  $10,213                  $10,532
        02/28/1995             $10,608                  $10,456                  $10,941
        03/31/1995             $10,767                  $10,520                  $11,265
        04/30/1995             $11,054                  $10,667                  $11,595
        05/31/1995             $11,514                  $11,080                  $12,054
        06/30/1995             $11,731                  $11,161                  $12,337
        07/31/1995             $11,937                  $11,137                  $12,749
        08/31/1995             $12,020                  $11,271                  $12,780
        09/30/1995             $12,389                  $11,381                  $13,317
        10/31/1995             $12,410                  $11,529                  $13,270
        11/30/1995             $12,806                  $11,702                  $13,854
        12/31/1995             $12,971                  $11,865                  $14,113
        01/31/1996             $13,311                  $11,944                  $14,598
        02/29/1996             $13,311                  $11,736                  $14,739
        03/31/1996             $13,315                  $11,654                  $14,880
        04/30/1996             $13,411                  $11,588                  $15,099
        05/31/1996             $13,592                  $11,565                  $15,488
        06/30/1996             $13,709                  $11,720                  $15,552
        07/31/1996             $13,407                  $11,752                  $14,858
        08/31/1996             $13,525                  $11,732                  $15,173
        09/30/1996             $14,075                  $11,936                  $16,027
        10/31/1996             $14,509                  $12,201                  $16,468
        11/30/1996             $15,343                  $12,410                  $17,718
        12/31/1996             $15,079                  $12,294                  $17,376
        01/31/1997             $15,714                  $12,332                  $18,455
        02/28/1997             $15,736                  $12,363                  $18,603
        03/31/1997             $15,324                  $12,226                  $17,829
        04/30/1997             $15,918                  $12,409                  $18,893
        05/31/1997             $16,511                  $12,527                  $20,053
        06/30/1997             $16,951                  $12,676                  $20,946
        07/31/1997             $18,158                  $13,019                  $22,611
        08/31/1997             $17,582                  $12,908                  $21,356
        09/30/1997             $18,298                  $13,099                  $22,520
        10/31/1997             $18,063                  $13,289                  $21,779
        11/30/1997             $18,464                  $13,350                  $22,779
        12/31/1997             $18,645                  $13,485                  $23,161


                                                    Lehman Brothers          Standard & Poor's
                            Balanced Fund           Aggregate Index             500 Index
                            -------------           ---------------          -----------------

        01/30/1998             $18,960                  $13,657                  $23,423
        02/27/1998             $19,647                  $13,647                  $25,107
        03/31/1998             $20,093                  $13,693                  $26,395
        04/30/1998             $20,354                  $13,764                  $26,670
        05/31/1998             $20,173                  $13,895                  $26,206
        06/30/1998             $20,639                  $14,013                  $27,270
        07/31/1998             $20,661                  $14,042                  $26,981
        08/31/1998             $19,147                  $14,271                  $23,085
        09/30/1998             $20,097                  $14,605                  $24,571
        10/31/1998             $21,025                  $14,528                  $26,559
        11/30/1998             $21,875                  $14,611                  $28,169
        12/31/1998             $22,494                  $14,655                  $29,808
        01/31/1999             $22,934                  $14,759                  $31,042
        02/28/1999             $22,308                  $14,500                  $30,077
        03/31/1999             $22,674                  $14,580                  $31,286
        04/30/1999             $23,268                  $14,627                  $32,478
        05/31/1999             $22,896                  $14,498                  $31,728
        06/30/1999             $23,652                  $14,452                  $33,463
        07/31/1999             $23,323                  $14,391                  $32,429
        08/31/1999             $23,288                  $14,384                  $32,283
        09/30/1999             $22,911                  $14,551                  $31,389
        10/31/1999             $23,536                  $14,604                  $33,385
        11/30/1999             $23,748                  $14,603                  $34,063
        12/31/1999             $24,076                  $14,533                  $36,070
        01/31/2000             $23,592                  $14,485                  $34,259
        02/29/2000             $23,155                  $14,660                  $33,612
        03/31/2000             $24,577                  $14,854                  $36,899
        04/30/2000             $24,127                  $14,811                  $35,788
        05/31/2000             $23,944                  $14,803                  $35,040
        06/30/2000             $24,399                  $15,111                  $35,913




               Past performance does not guarantee future results.

This chart reflects a hypothetical investment of $10,000 with reinvestment of dividends and capital gains. U.S. Treasury bonds, unlike mutual funds, are direct obligations of the U.S. Government that offer a fixed rate of return when held to maturity. Ratings such as "AAA" refer to individual bonds and not to the fund.

                                                          Equity Investment Fund

The Equity Investment Fund invests in common stocks of large, high quality companies. It is diversified among 93 companies across all economic sectors. Individual companies are carefully selected and attractive economic sectors are strategically overweighted compared to the Standard & Poor's 500 Stock Index.

                                                            NASDAQ Symbol: MCMEX




Ten Largest Holdings (%)                                                        Sector Weightings (%)
Intel Corp.                      4.8     Citigroup, Inc.           2.8          Technology                   31.9
General Electric Co.             4.4     Tyco International Ltd.   2.8          Health Care                  14.5
Cisco Systems, Inc.              3.7     Hewlett Packard Co.       2.6          Financial Services           13.1
Microsoft Corp.                  3.3     EMC Corp.                 2.5          Utilities                     8.8
International Business Mach.     2.9     Pfizer, Inc.              2.4          Capital Goods                 8.8
                                                                  ----          Energy                        5.4
                                                                  32.2          Consumer Non-Durables         4.9
Portfolio Characteristics                                                       Retail                        4.7
Price/Earnings Ratio           45.32                                            Consumer Services             1.9
Beta                            1.04                                            Raw Materials                 1.7
Avg. Market Capitalization    $161.7                                            Consumer Durables             1.3
Total Number of Stocks            93                                            Business Equip. & Services    1.0
                                                                                Multi-Industry                0.7
                                                                                Shelter                       0.7
                                                                                Transportation                0.6
                                                                                                             ----
                                                                                                            100.0

Average Annual Returns (%)           One      Three     Five       Since
                                     Year     Years     Years    Inception
                                     ----     -----     -----    ---------
McM Equity Investment Fund           1.80     17.17     22.33      22.36
Standard & Poor's 500                7.32     19.69     23.82      23.89

                             Equity Investment Fund
                          July 14, 1994 Inception Date

                       Equity                  Standard & Poor's
                  Investment Fund                 500 Index
                  ---------------                 ---------
07/14/1994            10,000                       10,000
07/31/1994            10,040                       10,110
08/31/1994            10,440                       10,521
09/30/1994            10,160                       10,268
10/31/1994            10,320                       10,503
11/30/1994             9,989                       10,118
12/31/1994            10,124                       10,265
01/31/1995            10,315                       10,532
02/28/1995            10,709                       10,941
03/31/1995            10,965                       11,265
04/30/1995            11,371                       11,595
05/31/1995            11,786                       12,054
06/30/1995            12,155                       12,337
07/31/1995            12,532                       12,749
08/31/1995            12,552                       12,780
09/30/1995            13,094                       13,317
10/31/1995            13,002                       13,270
11/30/1995            13,543                       13,854
12/31/1995            13,761                       14,113
01/31/1996            14,276                       14,598
02/29/1996            14,513                       14,739
03/31/1996            14,613                       14,880
04/30/1996            14,913                       15,099
05/31/1996            15,294                       15,488
06/30/1996            15,380                       15,552
07/31/1996            14,779                       14,858
08/31/1996            15,058                       15,173
09/30/1996            15,891                       16,027
10/31/1996            16,452                       16,468
11/30/1996            17,814                       17,718
12/31/1996            17,449                       17,376
01/31/1997            18,629                       18,455
02/28/1997            18,629                       18,603
03/31/1997            17,978                       17,829
04/30/1997            18,952                       18,893
05/31/1997            20,021                       20,053
06/30/1997            20,713                       20,946
07/31/1997            22,837                       22,611
08/31/1997            21,880                       21,356
09/30/1997            23,092                       22,520
10/31/1997            22,323                       21,779
11/30/1997            23,156                       22,779
12/31/1997            23,352                       23,161

                       Equity                  Standard & Poor's
                  Investment Fund                 500 Index
                  ---------------                 ---------
01/30/1998            23,733                       23,423
02/27/1998            25,238                       25,107
03/31/1998            26,131                       26,395
04/30/1998            26,630                       26,670
05/31/1998            26,079                       26,206
06/30/1998            26,906                       27,270
07/31/1998            26,916                       26,981
08/31/1998            23,342                       23,085
09/30/1998            24,815                       24,571
10/31/1998            26,862                       26,559
11/30/1998            28,600                       28,169
12/31/1998            29,841                       29,808
01/31/1999            30,668                       31,042
02/28/1999            29,702                       30,077
03/31/1999            30,331                       31,286
04/30/1999            31,687                       32,478
05/31/1999            31,054                       31,728
06/30/1999            32,752                       33,463
07/31/1999            32,169                       32,429
08/31/1999            32,127                       32,283
09/30/1999            31,013                       31,389
10/31/1999            32,309                       33,385
11/30/1999            32,590                       34,063
12/31/1999            33,287                       36,070
01/31/2000            32,295                       34,259
02/29/2000            31,052                       33,612
03/31/2000            34,008                       36,899
04/30/2000            33,192                       35,788
05/31/2000            32,807                       35,040
06/30/2000            33,345                       35,913

               Past performance does not guarantee future results.

This chart reflects a hypothetical investment of $10,000 with reinvestment of dividends and capital gains.

McM Funds -- Schedule of Investments                    June 30, 2000
--------------------------------------------------------------------------------

Principal Preservation Fund


                                                                    Principal
                                                                     Amount           Value
                                                                 --------------   -------------
FIXED INCOME SECURITIES
U.S. Government Agency Notes - 51.75%
Federal Farm Credit Bank - 4.13%
 6.335%, 11/15/00 ............................................    $ 3,000,000      $ 2,931,652
                                                                                   -----------
Federal Home Loan Bank - 25.54%
 5.56%, 07/14/00 .............................................      1,000,000          999,953
 6.55%, 07/21/00 .............................................      2,000,000        1,992,878
 6.55%, 07/28/00 .............................................      5,000,000        4,975,850
 5.75%, 09/01/00 .............................................      2,000,000        1,999,320
 5.88%, 09/07/00 .............................................      2,000,000        1,999,769
 6.11%, 09/07/00 .............................................      2,000,000        1,978,202
 6.43%, 12/15/00 .............................................      4,320,000        4,198,435
                                                                                   -----------
                                                                                    18,144,407
                                                                                   -----------
Federal Home Loan Mortgage Corporation - 8.27%
 6.58%, 07/18/00 .............................................      2,000,000        1,993,927
 6.71%, 08/24/00 .............................................      2,000,000        1,980,530
 6.97%, 03/29/01 .............................................      1,000,000          950,919
 7.13%, 04/11/01 .............................................      1,000,000          947,697
                                                                                   -----------
                                                                                     5,873,073
                                                                                   -----------
Federal National Mortgage Association - 13.81%
 5.50%, 07/26/00 .............................................      1,000,000          999,796
 5.77%, 08/18/00 .............................................      1,000,000          992,773
 6.20%, 10/30/00 .............................................      3,000,000        2,941,315
 6.99%, 11/30/00 .............................................      4,000,000        3,887,520
 5.25%, 04/19/01 .............................................      1,000,000          987,169
                                                                                   -----------
                                                                                     9,808,573
                                                                                   -----------
TOTAL U.S. GOVERNMENT AGENCY NOTES (Cost $36,757,705).........                      36,757,705
                                                                                   -----------
CERTIFICATES OF DEPOSITS - 4.22%
Imperial Bank
 5.90%, 07/11/00 .............................................      3,000,000        3,000,000
                                                                                   -----------
TOTAL CERTIFICATES OF DEPOSIT (Cost $3,000,000)...............                       3,000,000
                                                                                   -----------
COMMERCIAL PAPER - 38.65%
AT&T Corp.
 6.88%, 11/30/00 .............................................      2,000,000        1,944,267
Campbell Soup Co.
 6.84%, 10/03/00 .............................................      2,000,000        1,965,324
Coca-Cola
 6.16%, 07/20/00 .............................................      2,000,000        1,993,593
Disney (Walt) Co.
 6.24%, 07/10/00 .............................................      2,492,000        2,488,225
Dupont (EI) de Nemours & Co.
 6.78%, 10/16/00 .............................................      2,000,000        1,960,945
Ford Motor Credit Corp.
 6.18%, 07/06/00 .............................................      2,000,000        1,998,320
General Electric Capital Co.
 6.73%, 09/13/00 .............................................      1,500,000        1,479,496
Goldman Sachs Group
 6.88%, 08/25/00 .............................................      2,000,000        1,979,650
Merrill Lynch & Co.
 6.79%, 09/01/00 .............................................      2,000,000        1,977,060

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments                    June 30, 2000
--------------------------------------------------------------------------------

Principal Preservation Fund (continued)


                                                                Principal
                                                                 Amount           Value
                                                             --------------   -------------
COMMERCIAL PAPER - (continued)
Metlife Funding
 6.82%, 08/14/00 .........................................    $ 2,000,000      $ 1,983,793
Minnesota Mining & Mfg. Co.
 6.64%, 09/13/00 .........................................      2,000,000        1,973,113
Morgan Stanley Dean Witter & Co.
 6.80%, 09/12/00 .........................................      2,000,000        1,973,314
Procter & Gamble Co.
 6.72%, 08/22/00 .........................................      1,800,000        1,782,944
United Parcel Service
 6.76%, 11/01/00 .........................................      2,000,000        1,955,583
                                                                               -----------
TOTAL COMMERCIAL PAPER (Cost $27,455,627) ................                      27,455,627
                                                                               -----------
REPURCHASE AGREEMENT - 4.22%
Chase Manhattan Bank
 6.25%, due 7/3/00 ** ....................................      3,000,000        3,000,000
                                                                               -----------
TOTAL REPURCHASE AGREEMENTS (Cost-$3,000,000).............                       3,000,000
                                                                               -----------
TOTAL INVESTMENTS * - 98.84% (Cost-$70,213,332)...........                      70,213,332
CASH AND OTHER ASSETS NET OF LIABILITIES - 1.16% .........                         824,753
                                                                               -----------
NET ASSETS - 100.00% .....................................                     $71,038,085
                                                                               ===========

 * At June 30, 2000, cost is identical for book and federal income tax purposes.
** Collateralized by $3,165,000 par value, 4.75%, due 2/15/04, value $3,067,307
   U.S. Treasury Note.

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments                    June 30, 2000
--------------------------------------------------------------------------------

Intermediate Fixed Income Fund

                                                            Principal
                                                              Amount           Value
                                                          --------------   ------------
FIXED INCOME SECURITIES - 97.84%
Asset Backed Securities - 0.58%
Olympic Automobile Receivables Trust 1994-B A2
 6.25%, 11/15/04 ......................................    $ 1,000,000      $  991,500
                                                                            ----------
TOTAL ASSET BACKED SECURITIES (Cost $993,806) .........                        991,500
                                                                            ----------
Corporate Bonds - 36.35%
Bank & Insurance - 4.93%
BankAmerica Corp.
 6.85%, 03/01/03 ......................................      1,500,000       1,475,625
 6.38%, 05/15/05 ......................................      1,500,000       1,428,750
Travelers Property Casualty Corp.
 6.88%, 12/15/03 ......................................      1,250,000       1,228,125
 7.20%, 02/01/04 ......................................      1,155,000       1,146,337
U.S. Bancorp
 6.88%, 12/01/04 ......................................      1,600,000       1,556,000
 6.75%, 10/15/05 ......................................      1,650,000       1,588,125
                                                                            ----------
                                                                             8,422,962
                                                                            ----------
Financial Services - 17.70%
American General Finance Corp.
 6.20%, 03/15/03 ......................................      2,000,000       1,940,000
 5.75%, 11/01/03 ......................................      1,500,000       1,428,750
Associates Corp. of North America
 5.75%, 11/01/03 ......................................        150,000         141,750
 5.50%, 02/15/04 ......................................        225,000         209,531
 6.10%, 01/15/05 ......................................        700,000         657,125
 6.00%, 07/15/05 ......................................        800,000         744,000
 7.55%, 07/17/06 ......................................      3,000,000       2,970,000
Finova Capital Corp.
 6.50%, 07/28/02 ......................................        700,000         624,750
 6.20%, 03/01/04 ......................................        875,000         739,375
 6.90%, 06/19/04 ......................................        450,000         387,563
 7.25%, 11/18/04 ......................................      1,025,000         903,281
 6.38%, 05/15/05 ......................................        700,000         580,125
Ford Motor Credit Corp. ...............................
 6.63%, 06/30/03 ......................................      1,000,000         976,250
 6.70%, 07/16/04 ......................................      2,000,000       1,932,500
 6.25%, 12/08/05 ......................................        800,000         754,000
General Electric Capital
 7.25%, 02/01/05 ......................................      2,500,000       2,506,250
General Motors Acceptance Corp.
 6.63%, 10/15/05 ......................................      1,750,000       1,677,812
Goldman Sachs
 7.50%, 01/28/05 ......................................      2,000,000       1,992,500
Household Finance Corp.
 6.00%, 05/01/04 ......................................        975,000         920,156
 8.00%, 05/09/05 ......................................        900,000         907,875
Lehman Brothers, Inc.
 7.63%, 06/01/06 ......................................        725,000         706,875

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments                    June 30, 2000
--------------------------------------------------------------------------------
Intermediate Fixed Income Fund (continued)

                                                       Principal
                                                        Amount          Value
                                                     ------------   -------------
FIXED INCOME SECURITIES - (continued)
Merrill Lynch & Co., Inc.
 6.00%, 07/15/05 .................................    $  800,000     $   750,000
Morgan Stanley Dean Witter & Co.
 5.63%, 01/20/04 .................................     1,145,000       1,076,300
 6.88%, 03/01/07 .................................       575,000         542,656
Norwest Corp.
 5.75%, 02/01/03 .................................     2,500,000       2,406,250
Sears Roebuck Acceptance Corp.
 6.73%, 08/29/00 .................................     1,000,000       1,000,319
 6.92%, 10/03/02 .................................       225,000         221,906
Transamerica Financial Corp.
 7.51%, 04/15/02 .................................       150,000         150,187
 6.38%, 06/10/02 .................................       400,000         392,000
                                                                     -----------
                                                                      30,240,086
                                                                     -----------
Industrial - 13.72%
Conoco, Inc.
 6.35%, 04/15/09 .................................       550,000         513,562
Enron Corp.
 7.88%, 06/15/03 .................................     2,000,000       2,015,000
 6.63%, 11/15/05 .................................     1,580,000       1,512,850
Hewlett-Packard Co.
 7.15%, 06/15/05 .................................     2,000,000       2,010,000
Home Depot, Inc.
 6.50%, 09/15/04 .................................     2,500,000       2,478,125
MCI Worldcom, Inc.
 6.40%, 08/15/05 .................................     4,325,000       4,103,344
Philip Morris Cos., Inc.
 7.50%, 01/15/02 .................................     1,150,000       1,141,375
 7.25%, 01/15/03 .................................       800,000         783,000
 6.80%, 12/01/03 .................................       645,000         614,362
Raytheon Co.
 6.45%, 08/15/02 .................................     2,000,000       1,955,000
TCI Communications, Inc.
 6.38%, 05/01/03 .................................     2,500,000       2,440,625
Transcontinental Gas Pipeline
 6.13%, 01/15/05 .................................     2,000,000       1,902,500
Wal-Mart Stores, Inc. ............................
 6.55%, 08/10/04 .................................     2,000,000       1,975,000
                                                                     -----------
                                                                      23,444,743
                                                                     -----------
TOTAL CORPORATE BONDS (Cost $64,083,563) .........                    62,107,791
                                                                     -----------
U.S. Government Agency Obligations - 18.45%
Federal Home Loan Bank - 1.00%
 6.08%, 12/23/02 .................................       500,000         490,545
 5.77%, 02/03/04 .................................       840,000         807,114
 7.70%, 09/20/04 .................................       400,000         410,324
                                                                     -----------
                                                                       1,707,983
                                                                     -----------
Federal Home Loan Mortgage Corporation - 3.13%
 5.99%, 12/01/03 .................................     1,650,000       1,599,279
 6.64%, 03/10/04 .................................       500,000         493,870
 5.75%, 04/15/08 .................................     3,550,000       3,259,965
                                                                     -----------
                                                                       5,353,114
                                                                     -----------



See accompanying notes to financial statements.

McM Funds -- Schedule of Investments                    June 30, 2000
--------------------------------------------------------------------------------

Intermediate Fixed Income Fund (continued)

                                                    Principal
                                                     Amount          Value
                                                  ------------   -------------
FIXED INCOME SECURITIES - (continued)
Federal National Mortgage Association - 9.93%
 6.45%, 04/23/01 ..............................    $  150,000     $   149,580
 5.13%, 02/13/04 ..............................     9,058,000       8,516,785
 5.75%, 06/15/05 ..............................     5,715,000       5,421,135
 6.38%, 06/15/09 ..............................     3,034,000       2,879,994
                                                                  -----------
                                                                   16,967,494
                                                                  -----------
Financing Corp. Coupon Strip - 0.20%
 0.00%, 04/06/02 * ............................       375,000         333,938
                                                                  -----------
Guaranteed Export Trust - 0.69%
 6.13%, 06/15/04 ..............................       235,294         231,746
 6.28%, 06/15/04 ..............................       258,824         252,622
 6.55%, 06/15/04 ..............................       705,877         693,279
                                                                  -----------
                                                                    1,177,647
                                                                  -----------
Resolution Funding Corp. Strip - 3.50%
 0.00%, 07/15/08 * ............................     2,700,000       1,605,879
 0.00%, 10/15/08 * ............................     3,900,000       2,283,567
 0.00%, 04/15/09 * ............................     3,690,000       2,082,747
                                                                  -----------
                                                                    5,972,193
                                                                  -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
 (Cost $32,747,097) ...........................                    31,512,369
                                                                  -----------
Collateralized Mortgage Obligations - 35.83%
Federal Home Loan Mortgage Corporation - 29.02%
 5.85%, 02/15/18 ..............................       455,422         453,200
 6.40%, 01/15/19 ..............................     1,000,000         996,680
 6.25%, 05/15/19 ..............................     1,000,000         990,420
 6.00%, 07/15/19 ..............................     1,500,000       1,482,975
 5.50%, 10/15/19 ..............................     1,800,000       1,686,717
 5.75%, 02/15/20 ..............................     1,750,000       1,647,903
 6.00%, 02/15/20 ..............................     1,000,000         984,540
 6.00%, 05/15/20 ..............................     1,550,000       1,493,448
 6.00%, 12/15/20 ..............................     3,028,000       2,897,175
 5.50%, 01/15/21 ..............................     3,825,000       3,581,109
 6.50%, 01/25/21 ..............................     2,000,000       1,960,300
 5.25%, 02/15/21 ..............................     2,000,000       1,846,776
 5.50%, 04/15/21 ..............................     6,900,000       6,430,212
 6.00%, 04/15/21 ..............................     4,050,000       3,848,797
 5.75%, 05/15/21 ..............................     1,600,000       1,568,912
 6.00%, 02/15/22 ..............................     1,000,000         948,555
 6.00%, 03/15/22 ..............................     3,571,900       3,390,694
 6.50%, 04/15/22 ..............................       500,000         486,260
 5.75%, 02/15/23 ..............................     1,600,000       1,476,456
 6.75%, 05/15/23 ..............................     1,000,000         977,290
 5.50%, 07/15/23 ..............................     3,300,000       2,959,131
 5.75%, 09/15/23 ..............................     2,000,000       1,857,890
 5.75%, 03/15/24 ..............................     2,000,000       1,872,590
 6.50%, 06/15/24 ..............................     1,500,000       1,424,753
 6.00%, 02/15/25 ..............................     2,500,000       2,303,946
                                                                  -----------
                                                                   49,566,729
                                                                  -----------

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments                    June 30, 2000
--------------------------------------------------------------------------------

Intermediate Fixed Income Fund (continued)

                                                                 Principal
                                                                  Amount           Value
                                                               ------------   --------------
FIXED INCOME SECURITIES - (continued)
Federal National Mortgage Association - 6.81%
 5.95%, 05/25/05 ...........................................    $   38,082     $     37,918
 5.40%, 11/25/05 ...........................................       144,465          143,605
 6.00%, 04/01/09 ...........................................         8,845            8,523
 9.00%, 06/25/18 ...........................................        59,034           61,057
 5.50%, 02/25/19 ...........................................       272,148          270,534
 6.25%, 07/25/19 ...........................................       600,000          593,370
 5.50%, 07/25/20 ...........................................     1,850,000        1,717,448
 5.50%, 08/25/21 ...........................................       720,000          701,647
 5.75%, 11/18/21 ...........................................     3,000,000        2,842,875
 5.75%, 09/18/22 ...........................................       725,000          678,665
 6.00%, 01/17/23 ...........................................     1,350,000        1,267,772
 6.25%, 01/25/23 ...........................................     2,000,000        1,921,300
 6.00%, 03/25/25 ...........................................     1,500,000        1,385,558
                                                                               ------------
                                                                                 11,630,272
                                                                               ------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
 (Cost $63,347,028) ........................................                     61,197,001
                                                                               ------------
U.S. Government Obligations - 6.63%
U.S. Treasury Notes
 11.88%, 11/15/03 ..........................................     1,260,000        1,467,900
 11.63%, 11/15/04 ..........................................     4,420,000        5,306,763
 12.00%, 05/15/05 ..........................................     3,685,000        4,555,581
                                                                               ------------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $11,294,428) .........                     11,330,244
                                                                               ------------
TOTAL FIXED INCOME SECURITIES - 97.84% (Cost-$172,465,922)(1)                   167,138,905
CASH AND OTHER ASSETS NET OF LIABILITIES - 2.16%                                  3,682,986
                                                                               ------------
NET ASSETS - 100.00%                                                           $170,821,891
                                                                               ============

(1) Aggregate cost for federal income tax purposes is $172,465,922 and net unrealized depreciation is as follows:

 Gross unrealized appreciation .............................                    $   280,077
 Gross unrealized depreciation .............................                     (5,607,094)
                                                                                -----------
   Net unrealized depreciation .............................                   ($ 5,327,017)
                                                                                ===========

* Zero coupon bond

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments                    June 30, 2000
--------------------------------------------------------------------------------

Fixed Income Fund


                                        Principal
                                         Amount          Value
                                      ------------   ------------
FIXED INCOME SECURITIES - 98.65%
Corporate Bonds - 42.59%
Bank & Insurance - 9.62%
BankAmerica Corp.
 6.85%, 03/01/03 ..................    $ 250,000      $  245,937
 6.63%, 08/01/07 ..................      100,000          94,125
 6.63%, 10/15/07 ..................      150,000         141,000
KeyCorp
 6.75%, 03/15/06 ..................      280,000         266,700
NationsBank Corp.
 7.50%, 09/15/06 ..................      175,000         173,250
 6.38%, 02/15/08 ..................      200,000         183,250
Travelers Property Casualty Corp.
 7.20%, 02/01/04 ..................      100,000          99,250
U.S. Bancorp
 6.50%, 02/01/08 ..................      900,000         822,375
Wells Fargo & Co.
 6.25%, 04/15/08 ..................      105,000          95,550
                                                      ----------
                                                       2,121,437
                                                      ----------
Financial Services - 19.30%
American General Finance Corp.
 6.20%, 03/15/03 ..................      500,000         485,000
Associates Corp. of North America
 6.10%, 01/15/05 ..................      200,000         187,750
 7.55%, 07/17/06 ..................      600,000         594,000
Beneficial Corp.
 6.75%, 07/20/04 ..................      100,000          97,750
 6.94%, 12/15/06 ..................      100,000          96,000
Commercial Credit Co.
 6.63%, 11/15/06 ..................      225,000         214,312
Finova Capital Corp.
 6.50%, 07/28/02 ..................      300,000         267,750
 6.75%, 03/09/09 ..................      200,000         163,250
Ford Motor Credit Co.
 6.70%, 07/16/04 ..................      200,000         193,250
 7.75%, 03/15/05 ..................      225,000         226,687
 6.38%, 11/05/08 ..................      450,000         411,187
General Motors Acceptance Corp.
 6.50%, 12/05/05 ..................       50,000          47,687
Household Finance Corp.
 7.65%, 05/15/07 ..................      100,000          98,125
Lehman Brothers, Inc.
 7.63%, 06/01/06 ..................       80,000          78,000
Merrill Lynch & Co., Inc.
 6.56%, 12/16/07 ..................      150,000         139,688
Morgan Stanley Dean Witter & Co.
 6.88%, 03/01/07 ..................      125,000         117,969
Salomon Smith Barney Holdings, Inc.
 7.00%, 03/15/04 ..................      150,000         147,937
 7.38%, 05/15/07 ..................      100,000          96,875
Sears Roebuck Acceptance Corp.
 6.25%, 01/15/04 ..................       50,000          48,187
 6.13%, 01/15/06 ..................      100,000          92,000
 6.70%, 11/15/06 ..................      400,000         375,000
Transamerica Financial Corp.
 7.51%, 04/15/02 ..................       75,000          75,094
                                                      ----------
                                                       4,253,498
                                                      ----------

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments                    June 30, 2000
--------------------------------------------------------------------------------

Fixed Income Fund (continued)

                                                      Principal
                                                       Amount          Value
                                                    ------------   ------------
FIXED INCOME SECURITIES - (continued)
Industrial - 13.67%
Enron Corp.
 6.63%, 11/15/05 ................................    $  450,000     $  430,875
 6.40%, 07/15/06 ................................       150,000        141,000
MCI Worldcom, Inc.
 8.25%, 05/15/10 ................................       500,000        512,500
Northwest Pipeline Corp.
 6.63%, 12/01/07 ................................       700,000        665,875
Philip Morris Cos., Inc.
 7.50%, 01/15/02 ................................       175,000        173,687
 6.80%, 12/01/03 ................................        50,000         47,625
Raytheon Co.
 6.30%, 03/15/05 ................................       550,000        517,687
TCI Communications, Inc. (FRN) (MTN)
 6.88%, 02/15/06 ................................       300,000        292,125
Transcontinental Gas Pipeline
 6.25%, 01/15/08 ................................       250,000        232,187
                                                                    ----------
                                                                     3,013,561
                                                                    ----------
TOTAL CORPORATE BONDS (Cost $9,974,510) .........                    9,388,496
                                                                    ----------
U.S. Government Agency Obligations - 11.53%
Federal Home Loan Bank - 0.91%
 5.77%, 12/03/04 ................................       160,000        153,736
 5.95%, 01/19/06 ................................        50,000         47,569
                                                                    ----------
                                                                       201,305
                                                                    ----------
Federal Home Loan Mortgage Corporation - 4.71%
 5.75%, 04/15/08 ................................     1,130,000      1,037,679
                                                                    ----------
Federal National Mortgage Association - 0.52%
 0.00%, 10/09/19 * ..............................       450,000        114,961
                                                                    ----------
Guaranteed Export Trust - 0.13%
 6.13%, 06/15/04 ................................        28,235         27,810
                                                                    ----------
Resolution Funding Strip - 5.26%
 0.00%, 10/15/11 * ..............................       260,000        124,228
 0.00%, 04/15/16 * ..............................       310,000        109,157
 0.00%, 01/15/17 * ..............................     1,555,000        521,920
 0.00%, 04/15/17 * ..............................       250,000         82,575
 0.00%, 10/15/17 * ..............................       600,000        191,958
 0.00%, 01/15/19 * ..............................       440,000        129,954
                                                                    ----------
                                                                     1,159,792
                                                                    ----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
 (Cost $2,545,314) ..............................                    2,541,547
                                                                    ----------
Collateralized Mortgage Obligations - 41.24%
Federal Home Loan Mortgage Corporation - 33.26%
 6.25%, 05/15/19 ................................       250,000        247,916
 6.50%, 10/15/19 ................................       200,000        194,836
 5.95%, 02/15/22 ................................       500,000        475,950
 6.00%, 02/15/22 ................................       200,000        192,992
 6.65%, 07/15/22 ................................       150,000        145,682

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments                    June 30, 2000
--------------------------------------------------------------------------------

Fixed Income Fund (continued)

                                                                                               Principal
                                                                                                Amount           Value
                                                                                             ------------   ---------------
FIXED INCOME SECURITIES - (continued)
  5.25%, 10/15/22 ........................................................................    $ 700,000       $   633,770
  6.50%, 12/15/22 ........................................................................      200,000           190,589
  6.20%, 01/15/23 ........................................................................      100,000            94,591
  5.75%, 02/15/23 ........................................................................      700,000           645,950
  6.00%, 02/15/23 ........................................................................      200,000           190,459
  6.75%, 05/15/23 ........................................................................      200,000           195,458
  5.75%, 06/15/23 ........................................................................      550,000           509,105
  5.75%, 09/15/23 ........................................................................      600,000           557,367
  6.00%, 11/15/23 ........................................................................      100,000            93,755
  6.00%, 12/15/23 ........................................................................      400,000           378,631
  6.00%, 01/15/24 ........................................................................      300,000           280,775
  5.50%, 03/15/24 ........................................................................      400,000           362,920
  5.75%, 03/15/24 ........................................................................      900,000           841,475
  6.00%, 03/15/24 ........................................................................      500,000           468,908
  6.00%, 07/15/24 ........................................................................      175,000           163,799
  6.00%, 11/15/24 ........................................................................      500,000           466,428
                                                                                                              -----------
                                                                                                                7,331,356
                                                                                                              -----------
Federal National Mortgage Association - 7.98%
  7.50%, 07/25/18 ........................................................................        1,860             1,852
  3.50%, 05/25/19 ........................................................................      125,000           119,749
  6.50%, 10/25/21 ........................................................................      200,000           193,118
  5.75%, 12/25/22 ........................................................................      500,000           458,607
  5.75%, 02/18/23 ........................................................................      500,000           464,213
  7.00%, 06/25/23 ........................................................................      200,000           197,028
  6.00%, 01/25/25 ........................................................................      150,000           141,044
  6.00%, 03/25/25 ........................................................................      200,000           184,741
                                                                                                              -----------
                                                                                                                1,760,352
                                                                                                              -----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
 (Cost $9,426,343) .......................................................................                      9,091,708
                                                                                                              -----------
U.S. Government Obligations - 3.29%
U.S. Treasury Notes
 6.25%, 02/15/07 .........................................................................      125,000           125,156
 7.50%, 11/15/16 .........................................................................      532,000           599,330
                                                                                                              -----------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $661,932) ..........................................                        724,486
                                                                                                              -----------
TOTAL FIXED INCOME SECURITIES - 98.65% (Cost $22,608,099)(1) .............................                     21,746,237
CASH AND OTHER ASSETS NET OF LIABILITIES - 1.35% .........................................                        298,592
                                                                                                              -----------
NET ASSETS - 100.00% .....................................................................                    $22,044,829
                                                                                                              ===========
(1)Aggregate cost for federal income tax purposes is $22,612,915 and net unrealized depreciation is as follows:
 Gross unrealized appreciation ...........................................................                    $   144,076
 Gross unrealized depreciation ...........................................................                     (1,010,754)
                                                                                                              -----------
  Net unrealized depreciation ............................................................                   ($   866,678)
                                                                                                              ===========
* Zero coupon bond


See accompanying notes to financial statements.

McM Funds -- Schedule of Investments                    June 30, 2000
--------------------------------------------------------------------------------

Balanced Fund
                                                   Shares        Value
                                                  --------   -------------
COMMON STOCKS - 60.96%
Business Equipment and Services - 0.51%
Automatic Data Processing, Inc. ...............    11,700     $   626,681
Sabre Holdings Corp. * ........................     7,660         218,310
                                                              -----------
                                                                  844,991
                                                              -----------
Capital Goods - 5.54%
Cooper Industries, Inc. .......................     7,200         234,450
Emerson Electric Co. ..........................    13,500         815,062
General Electric Co. ..........................    83,100       4,404,300
Honeywell International, Inc. .................     8,575         288,870
PPG Industries, Inc. ..........................    14,300         633,669
Tyco International, Ltd. ......................    58,596       2,775,985
                                                              -----------
                                                                9,152,336
                                                              -----------
Consumer Durables - 0.80%
Ford Motor Co. ................................    18,600         799,800
General Motors Corp. ..........................     8,500         493,531
Visteon Corp. * ...............................     2,435          29,528
                                                              -----------
                                                                1,322,859
                                                              -----------
Consumer Non-Durables - 3.22%
Anheuser-Busch Cos., Inc. .....................     5,200         388,375
Bestfoods .....................................    10,600         734,050
Eastman Kodak Co. .............................     9,000         535,500
PepsiCo, Inc. .................................    26,300       1,168,706
Philip Morris Cos., Inc. ......................    50,800       1,349,375
Procter & Gamble Co. ..........................     9,200         526,700
Sara Lee Corp. ................................    31,900         616,069
                                                              -----------
                                                                5,318,775
                                                              -----------
Consumer Services - 1.14%
Disney (Walt) Co. .............................    15,000         582,187
Knight-Ridder, Inc. ...........................     7,400         393,587
Time Warner, Inc. .............................    12,000         912,000
                                                              -----------
                                                                1,887,774
                                                              -----------
Energy - 3.22%
BP Amoco Plc. .................................    20,522       1,160,776
Burlington Resources, Inc. ....................     7,150         273,487
Chevron Corp. .................................     7,500         636,094
Exxon Mobil Corp. .............................    17,953       1,409,310
Royal Dutch Petroleum Co. .....................     7,200         443,250
Schlumberger, Ltd. ............................     6,800         507,450
Texaco, Inc. ..................................    16,500         878,625
                                                              -----------
                                                                5,308,992
                                                              -----------
Financial Services - 7.96%
American International Group, Inc. ............    12,318       1,447,365
Associates First Capital Corp. Cl. A ..........    23,706         528,940
Bank of America Corp. .........................    32,826       1,411,518
Bank One Corp. ................................     9,400         249,687
Chase Manhattan Corp. .........................    53,046       2,443,431
Chubb Corp. ...................................    12,500         768,750
Citigroup, Inc. ...............................    46,525       2,803,131
Federal National Mortgage Association .........    44,500       2,322,344
Morgan (J.P.) & Co., Inc. .....................     4,700         517,587
U.S. Bancorp ..................................    33,750         649,687
                                                              -----------
                                                               13,142,440
                                                              -----------

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments                    June 30, 2000
--------------------------------------------------------------------------------

Balanced Fund (continued)

                                                   Shares        Value
                                                  --------   -------------
COMMON STOCKS - (continued)
Health Care - 8.80%
ALZA Corp. * ..................................     7,800     $   461,175
Baxter International, Inc. ....................    13,400         942,188
Bristol-Myers Squibb Co. ......................    22,800       1,328,100
HCA Healthcare Corp. ..........................    13,325         404,747
IMS Health, Inc. ..............................    14,400         259,200
Johnson & Johnson .............................    14,200       1,446,625
Lilly (Eli) & Co. .............................    17,000       1,697,875
Merck & Co., Inc. .............................    26,500       2,030,563
Pfizer, Inc. ..................................    50,875       2,442,000
Pharmacia Corp. ...............................    15,500         801,156
Schering-Plough Corp. .........................    34,700       1,752,350
UnitedHealth Group, Inc. ......................    11,250         964,688
                                                              -----------
                                                               14,530,667
                                                              -----------
Multi-Industry - 0.29%
Minnesota Mining & Mfg. Co. ...................     5,700         470,250
                                                              -----------
Raw Materials - 1.04%
Alcoa, Inc. ...................................    20,000         580,000
Dow Chemical Co. ..............................    18,000         543,375
Dupont (E.I.) de Nemours & Co. ................    13,585         594,344
                                                              -----------
                                                                1,717,719
                                                              -----------
Retail - 2.93%
Abercrombie & Fitch Co. Cl. A * ...............    17,644         215,036
Albertson's, Inc. .............................    23,050         766,413
Costco Wholesale Corp. * ......................    16,000         528,000
May Department Stores Co. .....................    22,425         538,200
Penney (J.C.), Co., Inc. ......................    17,900         330,031
The Home Depot, Inc. ..........................     6,200         309,613
Walgreen Co. ..................................    22,000         708,125
Wal-Mart Stores, Inc. .........................    25,100       1,446,388
                                                              -----------
                                                                4,841,806
                                                              -----------
Shelter - 0.39%
Georgia-Pacific Group .........................     9,700         254,625
Kimberly-Clark Corp. ..........................     6,700         384,413
                                                              -----------
                                                                  639,038
                                                              -----------
Technology - 19.44%
Agilent Technologies, Inc. * ..................     8,543         630,046
Applied Materials, Inc. * .....................     2,400         217,500
BMC Software, Inc. * ..........................    11,600         423,219
Cisco Systems, Inc. * .........................    59,600       3,788,325
Compaq Computer Corp. .........................    67,434       1,723,782
Dell Computer Corp. * .........................    12,800         631,200
EMC Corp. * ...................................    32,400       2,492,775
Hewlett-Packard Co. ...........................    22,400       2,797,200
Intel Corp. ...................................    36,600       4,892,963
International Business Machines Corp. .........    26,800       2,936,275
Lucent Technologies, Inc. .....................    35,928       2,128,734
Microsoft Corp. * .............................    42,100       3,368,000
Motorola, Inc. ................................    50,550       1,469,109
Nortel Networks Corp. .........................    12,200         832,650
Parametric Technology Corp. * .................    37,000         407,000

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments                    June 30, 2000
--------------------------------------------------------------------------------

Balanced Fund (continued)
                                                    Shares         Value
                                                   --------   --------------
COMMON STOCKS - (continued)
Technology - (continued)
Seagate Technology, Inc. * .....................    19,500     $  1,072,500
Sun Microsystems, Inc. * .......................    13,700        1,245,844
Texas Instruments, Inc. ........................    11,000          755,563
Xerox Corp. ....................................    13,000          269,750
                                                               ------------
                                                                 32,082,435
                                                               ------------
Transportation - 0.32%
AMR Corp. * ....................................    10,600          280,238
CSX Corp. ......................................    12,000          254,250
                                                               ------------
                                                                    534,488
                                                               ------------
Utilities - 5.36%
AT & T Corp. ...................................    26,625          842,016
Edison International ...........................    20,000          410,000
El Paso Energy Corp. ...........................     7,200          366,750
GTE Corp. ......................................    21,100        1,313,475
PG&E Corp. .....................................    17,063          420,176
SBC Communications, Inc. .......................    38,334        1,657,946
Unicom Corp. ...................................    13,900          537,756
Vodafone AirTouch plc ADR ......................    39,000        1,616,063
WorldCom, Inc. * ...............................    36,613        1,679,621
                                                               ------------
                                                                  8,843,803
                                                               ------------
TOTAL COMMON STOCKS (Cost $77,176,219) .........                100,638,373
                                                               ------------
                                                Principal
                                                  Amount
                                               -----------
FIXED INCOME SECURITIES - 36.05%
Corporate Bonds - 10.08%
Bank and Insurance - 1.64%
Bank of America Corp.
 6.63%, 10/15/07 .............................. $  250,000          235,000
KeyCorp
 6.75%, 03/15/06 ..............................   245,000           233,362
NationsBank Corp.
 7.50%, 09/15/06 ..............................    275,000          272,250
 6.38%, 02/15/08 ..............................    400,000          366,500
U.S. Bancorp ..................................
 6.50%, 02/01/08 ..............................  1,650,000        1,507,687
Wells Fargo & Co.
 6.25%, 04/15/08 ..............................    105,000           95,550
                                                ----------
                                                 2,710,349
                                                ----------
Financial Services - 5.13%
American General Finance Corp.
 6.20%, 03/15/03 ..............................    600,000          582,000
Associates Corp. of North America
 5.50%, 02/15/04 ..............................     25,000           23,281
 6.10%, 01/15/05 ..............................    200,000          187,750
 7.63%, 04/27/05 ..............................    125,000          124,844
 7.55%, 07/17/06 ..............................  1,000,000          990,000
Beneficial Corp.
 10.10%, 11/27/00 .............................    150,000          151,857
 6.75%, 07/20/04 ..............................     25,000           24,437

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments                    June 30, 2000
--------------------------------------------------------------------------------

Balanced Fund (continued)
                                         Principal
                                          Amount         Value
                                        ----------   ------------
FIXED INCOME SECURITIES - (continued)
Financial Services - (continued)
 6.96%, 02/13/06 ....................    $150,000     $  145,500
 6.94%, 12/15/06 ....................     100,000         96,000
Citigroup, Inc.
 6.63%, 09/15/05 ....................     150,000        145,500
Commercial Credit Co.
 6.63%, 11/15/06 ....................     275,000        261,937
Finova Capital Corp.
 6.50%, 07/28/02 ....................     460,000        410,550
 6.75%, 03/09/09 ....................     300,000        244,875
Ford Motor Credit Co.
 6.55%, 07/07/03 ....................     125,000        121,406
 7.75%, 03/15/05 ....................     300,000        302,250
 6.38%, 11/05/08 ....................     775,000        708,156
 7.38%, 10/28/09 ....................     500,000        485,000
General Motors Acceptance Corp.
 6.15%, 04/05/07 ....................     900,000        823,500
Household Finance Corp.
 7.25%, 07/15/03 ....................     125,000        123,437
 7.65%, 05/15/07 ....................     200,000        196,250
Lehman Brothers, Inc.
 7.63%, 06/01/06 ....................     540,000        526,500
Merrill Lynch & Co., Inc.
 6.00%, 07/15/05 ....................      25,000         23,437
 6.56%, 12/16/07 ....................     250,000        232,813
Morgan Stanley Dean Witter & Co.
 6.88%, 03/01/07 ....................     125,000        117,969
Salomon Smith Barney Holdings, Inc.
 6.50%, 10/15/02 ....................     125,000        122,812
 7.00%, 06/15/03 ....................     325,000        321,344
 7.00%, 03/15/04 ....................     275,000        271,219
Sears Roebuck Acceptance Corp.
 6.90%, 08/01/03 ....................     125,000        122,188
 6.13%, 01/15/06 ....................      50,000         46,000
Transamerica Corp.
 6.75%, 11/15/06 ....................     200,000        190,750
Transamerica Financial Corp.
 7.51%, 04/15/02 ....................      30,000         30,038
Travelers Property Casualty Corp.
 6.88%, 12/15/03 ....................      25,000         24,563
 7.20%, 02/01/04 ....................     100,000         99,250
 6.75%, 11/15/06 ....................     200,000        191,000
                                                      ----------
                                                       8,468,413
                                                      ----------
Industrial - 3.31%
Enron Corp.
 6.63%, 11/15/05 ....................     750,000        718,125
 6.40%, 07/15/06 ....................     150,000        141,000
MCI Worldcom, Inc.
 8.25%, 05/15/10 ....................     500,000        512,500
Northwest Pipeline Corp.
 6.63%, 12/01/07 ....................     800,000        761,000
Philip Morris Cos., Inc.
 7.50%, 01/15/02 ....................      50,000         49,625
 8.25%, 10/15/03 ....................      75,000         74,906

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments                    June 30, 2000
--------------------------------------------------------------------------------

Balanced Fund (continued)

                                                       Principal
                                                        Amount          Value
                                                     ------------   ------------
FIXED INCOME SECURITIES - (continued)
Industrial - (continued)
 6.80%, 12/01/03 .................................    $   30,000     $    28,575
 6.38%, 02/01/06 .................................        25,000          22,438
Raytheon Co.
 6.30%, 03/15/05 .................................       750,000         705,938
 6.15%, 11/01/08 .................................     1,100,000         977,625
TCI Communications, Inc. (FRN) (MTN)
 6.88%, 02/15/06 .................................       825,000         803,344
Transcontinental Gas Pipeline
 6.13%, 01/15/05 .................................       300,000         285,375
 6.25%, 01/15/08 .................................       400,000         371,500
                                                                     -----------
                                                                       5,451,951
                                                                     -----------
TOTAL CORPORATE BONDS (Cost $17,620,574) .........                    16,630,713
                                                                     -----------
U.S. Government Agency Obligations - 11.21%
Federal Home Loan Bank - 1.58%
 6.38%, 08/15/06 .................................     2,685,000       2,597,550
                                                                     -----------
Federal Home Loan Mortgage Corporation - 5.14%
 6.75%, 05/30/06 .................................     1,570,000       1,548,554
 6.40%, 12/13/06 .................................       275,000         266,002
 7.10%, 04/10/07 .................................     3,275,000       3,284,170
 5.75%, 04/15/08 .................................     3,380,000       3,103,854
 6.50%, 11/15/22 .................................       300,000         285,706
                                                                     -----------
                                                                       8,488,286
                                                                     -----------
Federal National Mortgage Association - 2.99%
 6.38%, 06/15/09 .................................     4,931,000       4,680,702
 0.00%, 10/09/19 ** ..............................     1,010,000         258,025
                                                                     -----------
                                                                       4,938,727
                                                                     -----------
Resolution Funding Strip - 1.29%
 0.00%, 07/15/12 ** ..............................       510,000         231,300
 0.00%, 04/15/14 ** ..............................       150,000          60,393
 0.00%, 10/15/15 ** ..............................        45,000          16,418
 0.00%, 10/15/17 ** ..............................     1,190,000         380,717
 0.00%, 04/15/18 ** ..............................     3,735,000       1,156,879
 0.00%, 01/15/19 ** ..............................       980,000         289,443
                                                                     -----------
                                                                       2,135,150
                                                                     -----------
Student Loan Marketing Association - 0.21%
 6.35%, 03/17/03 .................................       350,000         344,470
                                                                     -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
 (Cost $19,224,128) ..............................                    18,504,183
                                                                     -----------
Collateralized Mortgage Obligations - 14.41%
Federal Home Loan Mortgage Corporation - 10.66%
 6.25%, 05/15/19 .................................       100,000          99,042
 6.50%, 10/15/19 .................................       200,000         194,836
 7.00%, 02/15/21 .................................       100,000          98,344
 5.50%, 04/15/21 .................................     1,200,000       1,118,252
 5.75%, 04/15/21 .................................        50,000          49,170
 6.00%, 09/15/21 .................................       500,000         476,547
 6.50%, 09/15/21 .................................       550,000         530,483
 5.95%, 11/15/21 .................................       300,000         290,175

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments                    June 30, 2000
--------------------------------------------------------------------------------

Balanced Fund (continued)

                                                      Principal
                                                       Amount          Value
                                                    ------------   -------------
Collateralized Mortgage Obligations - (continued)
  6.50%, 11/15/21 ...............................    $  300,000     $   283,995
  5.95%, 02/15/22 ...............................       700,000         666,330
  6.00%, 02/15/22 ...............................       100,000          96,496
  6.00%, 05/15/22 ...............................       450,000         416,205
  6.65%, 07/15/22 ...............................       100,000          97,121
  5.25%, 10/15/22 ...............................     1,000,000         905,385
  6.25%, 11/15/22 ...............................       150,000         145,891
  6.50%, 11/15/22 ...............................       100,000          96,564
  7.00%, 01/15/23 ...............................       200,000         195,452
  5.75%, 02/15/23 ...............................     1,000,000         922,785
  6.00%, 02/15/23 ...............................       193,000         183,793
  6.50%, 02/15/23 ...............................       400,000         388,452
  6.75%, 05/15/23 ...............................       150,000         146,593
  5.75%, 06/15/23 ...............................       800,000         740,516
  5.75%, 09/15/23 ...............................       800,000         743,156
  6.00%, 11/15/23 ...............................     1,100,000       1,031,299
  6.00%, 12/15/23 ...............................     1,300,000       1,218,884
  5.50%, 01/15/24 ...............................     1,500,000       1,358,992
  6.00%, 01/15/24 ...............................       400,000         374,366
  5.50%, 03/15/24 ...............................       600,000         544,380
  5.75%, 03/15/24 ...............................     1,000,000         935,104
  5.50%, 04/15/24 ...............................       500,000         455,848
  5.75%, 07/15/24 ...............................     1,000,000         922,785
  6.00%, 07/15/24 ...............................       500,000         467,998
  6.00%, 11/15/24 ...............................     1,000,000         932,855
  6.00%, 06/15/25 ...............................       500,000         462,158
                                                                    -----------
                                                                     17,590,252
                                                                    -----------
Federal National Mortgage Association - 3.53%
 6.75%, 11/25/20 ................................       100,000          97,977
 6.50%, 10/25/21 ................................       600,000         579,354
 6.50%, 11/25/21 ................................       100,000          96,535
 6.00%, 02/25/22 ................................       500,000         476,035
 6.50%, 04/25/22 ................................       379,000         365,413
 6.50%, 07/18/22 ................................       500,000         479,545
 6.00%, 07/25/22 ................................        50,000          47,486
 6.50%, 07/25/22 ................................       350,000         338,020
 5.75%, 12/25/22 ................................     1,500,000       1,375,823
 5.75%, 02/18/23 ................................     1,000,000         928,425
 7.00%, 06/25/23 ................................       125,000         123,143
 6.00%, 05/25/25 ................................     1,000,000         926,835
                                                                    -----------
                                                                      5,834,591
                                                                    -----------
Government National Mortgage Association - 0.22%
 6.00%, 11/20/25 ................................       400,000         367,606
                                                                    -----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
 (Cost $24,710,217)..............................                    23,792,449
                                                                    -----------

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments                    June 30, 2000
--------------------------------------------------------------------------------

Balanced Fund (continued)

                                                                                               Principal
                                                                                                Amount           Value
                                                                                             ------------   ---------------
U.S. Government Obligations - 0.35%
U.S. Treasury Notes
 6.50%, 10/15/06 .........................................................................    $ 245,000      $    247,732
 6.25%, 02/15/07 .........................................................................      325,000           325,406
                                                                                                             ------------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $579,701) ..........................................                        573,138
                                                                                                             ------------
TOTAL FIXED INCOME SECURITIES (Cost $62,134,620)..........................................                     59,500,483
                                                                                                             ------------
TOTAL INVESTMENTS - 97.01% (Cost $139,310,839)(1).........................................                    160,138,856
CASH AND OTHER ASSETS NET OF LIABILITIES - 2.99% .........................................                      4,927,529
                                                                                                             ------------
NET ASSETS - 100.00% .....................................................................                   $165,066,385
                                                                                                             ============
(1) Aggregate cost for federal income tax purposes is $139,322,475 and net unrealized appreciation is as follows:
 Gross unrealized appreciation ...........................................................                   $ 29,343,124
 Gross unrealized depreciation ...........................................................                     (8,526,743)
                                                                                                             ------------
  Net unrealized appreciation ............................................................                   $ 20,816,381
                                                                                                             ============


 * Non-dividend paying stock
** Zero coupon bond

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments                    June 30, 2000
--------------------------------------------------------------------------------

Equity Investment Fund

                                                    Shares         Value
                                                  ----------   -------------
COMMON STOCKS - 98.80%
Business Equipment and Services - 0.95%
Automatic Data Processing, Inc. ...............     34,500      $ 1,847,906
Sabre Holdings Corp. * ........................     22,040          628,140
                                                                -----------
                                                                  2,476,046
                                                                -----------
Capital Goods - 8.98%
Cooper Industries, Inc. .......................     25,500          830,344
Emerson Electric Co. ..........................     32,000        1,932,000
General Electric Co. ..........................    213,000       11,289,000
Honeywell International, Inc. .................     19,500          656,906
PPG Industries, Inc. ..........................     32,500        1,440,156
Tyco International, Ltd. ......................    152,200        7,210,475
                                                                -----------
                                                                 23,358,881
                                                                -----------
Consumer Durables - 1.29%
Ford Motor Co. ................................     48,000        2,064,000
General Motors Corp. ..........................     21,000        1,219,312
Visteon Corp. * ...............................      6,285           76,201
                                                                -----------
                                                                  3,359,513
                                                                -----------
Consumer Non-Durables - 4.88%
Anheuser-Busch Cos., Inc. .....................     18,900        1,411,594
Bestfoods .....................................     13,500          934,875
Eastman Kodak Co. .............................     20,550        1,222,725
PepsiCo, Inc. .................................     70,000        3,110,625
Philip Morris Cos., Inc. ......................    121,100        3,216,719
Procter & Gamble Co. ..........................     24,400        1,396,900
Sara Lee Corp. ................................     71,500        1,380,844
                                                                -----------
                                                                 12,674,282
                                                                -----------
Consumer Services - 1.86%
Disney (Walt) Co. .............................     36,600        1,420,537
Knight-Ridder, Inc. ...........................     22,000        1,170,125
Time Warner, Inc. .............................     29,500        2,242,000
                                                                -----------
                                                                  4,832,662
                                                                -----------
Energy - 5.29%
BP Amoco Plc. .................................     59,000        3,337,187
Burlington Resources, Inc. ....................     11,800          451,350
Chevron Corp. .................................     17,300        1,467,256
Exxon Mobil Corp. .............................     47,500        3,728,750
Royal Dutch Petroleum Co. .....................     22,050        1,357,453
Schlumberger, Ltd. ............................     18,200        1,358,175
Texaco, Inc. ..................................     38,500        2,050,125
                                                                -----------
                                                                 13,750,296
                                                                -----------
Financial Services - 12.94%
American International Group, Inc. ............     30,800        3,619,000
Associates First Capital Corp. Cl. A ..........     56,506        1,260,790
Bank of America Corp. .........................     87,025        3,742,075
Bank One Corp. ................................     43,000        1,142,187
Chase Manhattan Corp. .........................    132,300        6,094,069
Chubb Corp. ...................................     32,080        1,972,920
Citigroup, Inc. ...............................    119,700        7,211,925
Federal National Mortgage Association .........    111,000        5,792,812
Morgan (J.P.) & Co., Inc. .....................     12,000        1,321,500
U.S. Bancorp ..................................     78,000        1,501,500
                                                                -----------
                                                                 33,658,778
                                                                -----------

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments                    June 30, 2000
--------------------------------------------------------------------------------

Equity Investment Fund (continued)


                                                    Shares         Value
                                                  ----------   -------------
COMMON STOCKS - 98.80% - (continued)
Health Care - 14.32%
ALZA Corp. Cl.A * .............................     19,500      $ 1,152,937
Baxter International, Inc. ....................     32,600        2,292,187
Bristol-Myers Squibb Co. ......................     59,500        3,465,875
HCA Healthcare Corp. ..........................     42,050        1,277,269
IMS Health, Inc. ..............................     33,000          594,000
Johnson & Johnson .............................     33,000        3,361,875
Lilly (Eli) & Co. .............................     44,500        4,444,438
Merck & Co., Inc. .............................     68,020        5,212,033
Pfizer, Inc. ..................................    130,625        6,270,000
Pharmacia Corp. ...............................     37,900        1,958,956
Schering-Plough Corp. .........................     90,000        4,545,000
UnitedHealth Group, Inc. ......................     31,000        2,658,250
                                                                -----------
                                                                 37,232,820
                                                                -----------
Multi-Industry - 0.43%
Minnesota Mining & Mfg. Co. ...................     13,530        1,116,225
                                                                -----------
Raw Materials - 1.67%
Alcoa, Inc. ...................................     53,600        1,554,400
Dow Chemical Co. ..............................     33,900        1,023,356
Dupont (E.I.) de Nemours & Co. ................     40,004        1,750,175
                                                                -----------
                                                                  4,327,931
                                                                -----------
Retail - 4.67%
Abercrombie & Fitch Co. Cl. A * ...............     43,014          524,233
Albertson's, Inc. .............................     59,000        1,961,750
Costco Wholesale Corp. * ......................     44,000        1,452,000
May Department Stores Co. .....................     44,250        1,062,000
Penney (J.C.), Co., Inc. ......................     39,000          719,063
The Home Depot, Inc. ..........................     16,300          813,981
Walgreen Co. ..................................     65,500        2,108,281
Wal-Mart Stores, Inc. .........................     61,000        3,515,125
                                                                -----------
                                                                 12,156,433
                                                                -----------
Shelter - 0.66%
Georgia-Pacific Group .........................     26,500          695,625
Kimberly-Clark Corp. ..........................     17,900        1,027,013
                                                                -----------
                                                                  1,722,638
                                                                -----------
Technology - 31.48%
Agilent Technologies, Inc. * ..................     20,023        1,476,696
BMC Software, Inc. * ..........................     32,800        1,196,688
Cisco Systems, Inc. * .........................    151,200        9,610,650
Compaq Computer Corp. .........................    170,024        4,346,239
Dell Computer Corp. * .........................     37,500        1,849,219
EMC Corp. * ...................................     84,000        6,462,750
Hewlett-Packard Co. ...........................     52,500        6,555,938
Intel Corp. ...................................     93,000       12,432,938
International Business Machines Corp. .........     67,800        7,428,338
Lucent Technologies, Inc. .....................     98,500        5,836,125
Microsoft Corp. * .............................    106,000        8,480,000
Motorola, Inc. ................................    138,000        4,010,625
Nortel Networks Corp. .........................     35,600        2,429,700
Parametric Technology Corp. * .................     79,000          869,000
Seagate Technology, Inc. * ....................     47,200        2,596,000
Sun Microsystems, Inc. * ......................     34,000        3,091,875

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments                    June 30, 2000
--------------------------------------------------------------------------------

Equity Investment Fund (continued)


                                                      Shares          Value
                                                    ----------   ---------------
COMMON STOCKS - 98.80% - (continued)
Texas Instruments, Inc. ............................   32,600     $   2,239,213
Xerox Corp. ........................................   45,000           933,750
                                                                  -------------
                                                                     81,845,744
                                                                  -------------
Transportation - 0.63%
AMR Corp. * ........................................   30,500           806,344
CSX Corp. ..........................................   39,500           836,906
                                                                  -------------
                                                                      1,643,250
                                                                  -------------
Utilities - 8.75%
AT & T Corp. .......................................   62,200         1,967,075
Edison International ...............................   55,000         1,127,500
El Paso Natural Gas Co. ............................   31,000         1,579,063
GTE Corp. ..........................................   52,100         3,243,225
PG&E Corp. .........................................   51,570         1,269,911
SBC Communications, Inc. ...........................   84,145         3,639,271
Unicom Corp. .......................................   33,000         1,276,688
Vodafone AirTouch plc ADR ..........................  102,750         4,257,703
WorldCom, Inc. * ...................................   95,550         4,383,356
                                                                  -------------
                                                                     22,743,792
                                                                  -------------
TOTAL COMMON STOCKS - 98.80% (Cost $198,840,532)(1).                256,899,291
CASH AND OTHER ASSETS NET OF LIABILITIES - 1.20% ...                  3,133,222
                                                                  -------------
NET ASSETS - 100.00% ...............................              $ 260,032,513
                                                                  =============
(1) Aggregate cost for federal income tax purposes is $198,840,532 and net unrealized appreciation is
 as follows:
 Gross unrealized appreciation ..................................  $ 71,766,122
 Gross unrealized depreciation ..................................   (13,707,363)
                                                                   -------------
  Net unrealized appreciation ...................................  $ 58,058,759
                                                                   =============

* Non-dividend paying stock

See accompanying notes to financial statements.

Statements of Assets and Liabilities                    June 30, 2000
--------------------------------------------------------------------------------

                                                                                    McM
                                                                   McM         Intermediate
                                                                Principal          Fixed
                                                              Preservation        Income
                                                                  Fund             Fund
                                                             --------------  ----------------
Assets:
 Investments in securities at value (cost $70,213,332,
  $172,465,922, $22,608,099, $139,310,839 and
  $198,840,532, respectively) .............................   $70,213,332      $167,138,905
 Cash-interest bearing accounts ...........................       709,967         2,254,594
 Dividends and interest receivable ........................       160,263         1,905,376
 Receivable for fund shares sold ..........................        15,986                 0
 Other receivables ........................................         1,334            11,299
 Other assets .............................................         1,251             3,225
                                                              -----------      ------------
  Total assets ............................................    71,102,133       171,313,399
                                                              -----------      ------------
Liabilities:
 Payable for securities purchased .........................             0           430,008
 Fund shares redeemed .....................................        35,318                 0
 Distributions payable ....................................        12,008                 0
 Accrued expenses .........................................        11,030            20,702
 Payable to advisor, net ..................................         5,692            40,798
                                                              -----------      ------------
  Total liabilities .......................................        64,048           491,508
                                                              -----------      ------------
Net Assets:
 Applicable to 71,043,372, 17,099,009, 2,154,931,
  8,282,007 and 8,619,612 shares outstanding,
  respectively ............................................   $71,038,085      $170,821,891
                                                              ===========      ============
Net Assets Consist of:
 Capital paid-in ..........................................   $71,024,952      $176,117,476
 Accumulated undistributed net investment income ..........        18,420           449,316
 Accumulated net realized gain/(loss) on investments .             (5,287)         (417,884)
 Net unrealized appreciation/(depreciation)
  on investments ..........................................             0        (5,327,017)
                                                              -----------      ------------
                                                              $71,038,085      $170,821,891
                                                              ===========      ============
Net asset value and redemption price per share ............   $      1.00      $       9.99
                                                              ===========      ============

                                                                   McM                                 McM
                                                                  Fixed             McM               Equity
                                                                 Income           Balanced          Investment
                                                                  Fund              Fund               Fund
                                                             --------------  -----------------  -----------------
Assets:
 Investments in securities at value (cost $70,213,332,
  $172,465,922, $22,608,099, $139,310,839 and
  $198,840,532, respectively) .............................   $21,746,237      $ 160,138,856      $ 256,899,291
 Cash-interest bearing accounts ...........................        66,616          4,269,545          4,290,695
 Dividends and interest receivable ........................       247,630            733,318            307,533
 Receivable for fund shares sold ..........................           923              6,786            387,823
 Other receivables ........................................           626             18,135             10,786
 Other assets .............................................           587              3,227              6,147
                                                              -----------      -------------      -------------
  Total assets ............................................    22,062,619        165,169,867        261,902,275
                                                              -----------      -------------      -------------
Liabilities:
 Payable for securities purchased .........................             0                  0          1,732,328
 Fund shares redeemed .....................................             0             30,419              2,293
 Distributions payable ....................................             0                  0                  0
 Accrued expenses .........................................        10,858             20,652             28,586
 Payable to advisor, net ..................................         6,932             52,411            106,555
                                                              -----------      -------------      -------------
  Total liabilities .......................................        17,790            103,482          1,869,762
                                                              -----------      -------------      -------------
Net Assets:
 Applicable to 71,043,372, 17,099,009, 2,154,931,
  8,282,007 and 8,619,612 shares outstanding,
  respectively ............................................   $22,044,829      $ 165,066,385      $ 260,032,513
                                                              ===========      =============      =============
Net Assets Consist of:
 Capital paid-in ..........................................   $23,254,627      $ 137,564,903      $ 188,176,230
 Accumulated undistributed net investment income ..........        78,765            219,897             92,174
 Accumulated net realized gain/(loss) on investments .           (426,701)         6,453,568         13,705,350
 Net unrealized appreciation/(depreciation)
  on investments ..........................................      (861,862)        20,828,017         58,058,759
                                                              -----------      -------------      -------------
                                                              $22,044,829      $ 165,066,385      $ 260,032,513
                                                              ===========      =============      =============
Net asset value and redemption price per share ............   $     10.23      $       19.93      $       30.17
                                                              ===========      =============      =============

See accompanying notes to financial statements.

Statements of Operations
For the year ended June 30, 2000
--------------------------------------------------------------------------------


                                                                                   McM
                                                                   McM        Intermediate
                                                                Principal         Fixed
                                                              Preservation       Income
                                                                  Fund            Fund
                                                             --------------  --------------
Investment Income:
 Dividends (net of foreign withholding taxes of $0, $0, $0,
  $960 and $2,647, respectively)...........................    $        0     $          0
 Interest .................................................     4,017,068       10,275,789
                                                               ----------     ------------
  Total investment income .................................     4,017,068       10,275,789
                                                               ----------     ------------
Expenses:
 Investment advisory fees (Note E) ........................       178,656          569,652
 Transfer agent fees ......................................        45,763           32,832
 Administration fees ......................................        38,082           94,208
 Accounting fees ..........................................        36,822           56,061
 Legal fees ...............................................         4,729           11,039
 Custodian fees ...........................................        20,536           24,447
 Insurance fees ...........................................         6,869           17,883
 Registration expenses ....................................        15,020           17,507
 Amortization of organization costs (Note A) ..............           925              925
 Report to shareholder expense ............................         3,606            6,350
 Auditing fees ............................................         9,000           12,000
 Trustees fees ............................................         3,342            6,932
 Miscellaneous expenses ...................................             0                0
                                                               ----------     ------------
  Total expenses ..........................................       363,350          849,836
 Expenses reimbursed (Note E) .............................      (148,962)         (36,048)
 Expense reimbursement recovery (Note E) ..................             0                0
                                                               ----------     ------------
  Net expenses ............................................       214,388          813,788
                                                               ----------     ------------
Net Investment Income .....................................     3,802,680        9,462,001
                                                               ----------     ------------
Realized and Unrealized Gain/(Loss) on Investments:
 Net realized gain/(loss) on investments ..................        (5,588)        (495,500)
 Net change in unrealized appreciation/(depreciation) on
  investments .............................................             0       (3,212,494)
                                                               ----------     ------------
 Net realized and unrealized gain/(loss) on investments ...        (5,588)      (3,707,994)
                                                               ----------     ------------
Increase in Net Assets from Operations ....................    $3,797,092     $  5,754,007
                                                               ==========     ============

                                                                  McM                              McM
                                                                 Fixed            McM            Equity
                                                                 Income        Balanced        Investment
                                                                  Fund           Fund             Fund
                                                             -------------  --------------  ----------------
Investment Income:
 Dividends (net of foreign withholding taxes of $0, $0, $0,
  $960 and $2,647, respectively)...........................   $        0     $  1,384,080    $    3,243,478
 Interest .................................................    1,724,861        4,184,076           174,475
                                                              ----------     ------------    --------------
  Total investment income .................................    1,724,861        5,568,156         3,417,953
                                                              ----------     ------------    --------------
Expenses:
 Investment advisory fees (Note E) ........................       93,299          742,714         1,174,356
 Transfer agent fees ......................................       29,333           51,528            67,365
 Administration fees ......................................       12,292           95,523           135,138
 Accounting fees ..........................................       33,027           57,569            66,220
 Legal fees ...............................................        2,111           10,836            14,181
 Custodian fees ...........................................        5,515           30,187            44,874
 Insurance fees ...........................................        3,328           17,330            23,548
 Registration expenses ....................................        8,758           19,239            16,417
 Amortization of organization costs (Note A) ..............          925              925               925
 Report to shareholder expense ............................        1,409            7,669            10,270
 Auditing fees ............................................       11,982           17,205            17,000
 Trustees fees ............................................        1,294            7,426            10,362
 Miscellaneous expenses ...................................            0                0                 0
                                                              ----------     ------------    --------------
  Total expenses ..........................................      203,273        1,058,151         1,580,656
 Expenses reimbursed (Note E) .............................      (69,988)         (67,866)                0
 Expense reimbursement recovery (Note E) ..................            0                0            18,275
                                                              ----------     ------------    --------------
  Net expenses ............................................      133,285          990,285         1,598,931
                                                              ----------     ------------    --------------
Net Investment Income .....................................    1,591,576        4,577,871         1,819,022
                                                              ----------     ------------    --------------
Realized and Unrealized Gain/(Loss) on Investments:
 Net realized gain/(loss) on investments ..................     (427,842)       7,441,836        14,580,356
 Net change in unrealized appreciation/(depreciation) on
  investments .............................................     (358,308)      (6,896,156)      (10,449,851)
                                                              ----------     ------------    --------------
 Net realized and unrealized gain/(loss) on investments ...     (786,150)         545,680         4,130,505
                                                              ----------     ------------    --------------
Increase in Net Assets from Operations ....................   $  805,426     $  5,123,551    $    5,949,527
                                                              ==========     ============    ==============

See accompanying notes to financial statements.

Statements of Changes in Net Assets
--------------------------------------------------------------------------------


                                                             McM Principal
                                                           Preservation Fund
                                                   ---------------------------------
                                                        For the          For the
                                                      Year Ended        Year Ended
                                                       06/30/00          06/30/99
                                                   ----------------  ---------------
Operations:
 Net investment income ..........................   $    3,802,680    $  2,441,008
 Net realized gain/(loss) on investments ........           (5,588)          2,155
 Net change in unrealized appreciation/
  (depreciation) on investments .................                0               0
                                                    --------------    ------------
 Increase in net assets .........................        3,797,092       2,443,163
                                                    --------------    ------------
Dividends and Distributions to Shareholders:
 From net investment income .....................       (3,802,680)     (2,441,008)
 From capital gains .............................                0               0
                                                    --------------    ------------
 Total Distributions ............................       (3,802,680)     (2,441,008)
                                                    --------------    ------------
Capital Share Transactions -- Note C ............      (14,896,484)     37,754,370
                                                    --------------    ------------
 Total increase/(decrease) in net assets ........      (14,902,072)     37,756,525
Net Assets:
 Beginning of year ..............................       85,940,157      48,183,632
                                                    --------------    ------------
 End of year (including undistributed
  net investment income of $18,420, $0,
  $449,316, $441,961, $78,765, and $87,028,
  respectively) .................................   $   71,038,085    $ 85,940,157
                                                    ==============    ============



                                                           McM Intermediate                       McM Fixed
                                                           Fixed Income Fund                     Income Fund
                                                   ---------------------------------  ---------------------------------
                                                        For the          For the          For the         For the
                                                      Year Ended        Year Ended      Year Ended       Year Ended
                                                       06/30/00          06/30/99        06/30/00         06/30/99
                                                   ----------------  ---------------  --------------  ---------------
Operations:
 Net investment income ..........................    $  9,462,001     $  7,449,008     $  1,591,576    $  1,426,949
 Net realized gain/(loss) on investments ........        (495,500)         597,813         (427,842)         75,632
 Net change in unrealized appreciation/
  (depreciation) on investments .................      (3,212,494)      (4,236,490)        (358,308)     (1,005,410)
                                                     ------------     ------------     ------------    ------------
 Increase in net assets .........................       5,754,007        3,810,331          805,426         497,171
                                                     ------------     ------------     ------------    ------------
Dividends and Distributions to Shareholders:
 From net investment income .....................      (9,472,699)      (7,409,528)      (1,617,916)     (1,411,983)
 From capital gains .............................        (468,387)        (509,217)         (47,400)        (51,503)
                                                     ------------     ------------     ------------    ------------
 Total Distributions ............................      (9,941,086)      (7,918,745)      (1,665,316)     (1,463,486)
                                                     ------------     ------------     ------------    ------------
Capital Share Transactions -- Note C ............      21,913,063       35,493,900       (4,503,229)      6,172,570
                                                     ------------     ------------     ------------    ------------
 Total increase/(decrease) in net assets ........      17,725,984       31,385,486       (5,363,119)      5,206,255
Net Assets:
 Beginning of year ..............................     153,095,907      121,710,421       27,407,948      22,201,693
                                                     ------------     ------------     ------------    ------------
 End of year (including undistributed
  net investment income of $18,420, $0,
  $449,316, $441,961, $78,765, and $87,028,
  respectively) .................................    $170,821,891     $153,095,907     $ 22,044,829    $ 27,407,948
                                                     ============     ============     ============    ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------


                                                           McM Balanced                          McM Equity
                                                               Fund                           Investment Fund
                                                 ---------------------------------   ----------------------------------
                                                     For the           For the            For the           For the
                                                    Year Ended        Year Ended        Year Ended         Year Ended
                                                     06/30/00          06/30/99          06/30/00           06/30/99
                                                 ---------------   ---------------   ----------------   ---------------
Operations:
 Net investment income .......................    $  4,577,871      $  3,231,926      $   1,819,022      $  1,429,932
 Net realized gain on investments ............       7,441,836         1,602,359         14,580,356         3,413,177
 Net change in unrealized appreciation/
  (depreciation) on investments ..............      (6,896,156)       11,701,078        (10,449,851)       31,837,120
                                                  ------------      ------------      -------------      ------------
 Increase in net assets ......................       5,123,551        16,535,363          5,949,527        36,680,229
                                                  ------------      ------------      -------------      ------------
Dividends and Distributions to Shareholders:
 From net investment income ..................      (4,607,074)       (3,129,415)        (1,830,350)       (1,362,745)
 From capital gains ..........................      (2,514,380)         (404,513)        (3,847,903)         (860,636)
                                                  ------------      ------------      -------------      ------------
 Total Distributions .........................      (7,121,454)       (3,533,928)        (5,678,253)       (2,223,381)
                                                  ------------      ------------      -------------      ------------
Capital Share Transactions -- Note C .........      12,448,790        48,413,109         55,659,421        41,103,947
                                                  ------------      ------------      -------------      ------------
 Total increase in net assets ................      10,450,887        61,414,544         55,930,695        75,560,795
Net Assets:
 Beginning of year ...........................     154,615,498        93,200,954        204,101,818       128,541,023
                                                  ------------      ------------      -------------      ------------
 End of year (including undistributed
  net investment income of $219,897,
  $231,046, $92,174 and $85,449, respec-
  tively) ....................................    $165,066,385      $154,615,498      $ 260,032,513      $204,101,818
                                                  ============      ============      =============      ============

See accompanying notes to financial statements.

Financial Highlights
--------------------------------------------------------------------------------

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.




                                                                                McM Principal
                                                                              Preservation Fund
                                                   -----------------------------------------------------------------------
                                                      For the        For the        For the        For the       For the
                                                    Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                                     06/30/00       06/30/99       06/30/98       06/30/97       06/30/96
                                                   ------------   ------------   ------------   ------------   -----------
Net Asset Value, beginning of year .............    $  1.00        $  1.00        $  1.00        $  1.00        $  1.00
                                                    -------        -------        -------        -------        -------
 Income from investment operations
 Net investment income .........................       0.05           0.05           0.05           0.05           0.05
                                                    -------        -------        -------        -------        -------
  Total from investment operations .............       0.05           0.05           0.05           0.05           0.05
                                                    -------        -------        -------        -------        -------
 Less Distributions:
 From net investment income ....................      (0.05)         (0.05)         (0.05)         (0.05)         (0.05)
                                                    -------        -------        -------        -------        -------
  Total distributions ..........................      (0.05)         (0.05)         (0.05)         (0.05)         (0.05)
                                                    -------        -------        -------        -------        -------
Net Asset Value, end of year ...................    $  1.00        $  1.00        $  1.00        $  1.00        $  1.00
                                                    =======        =======        =======        =======        =======
Total return ...................................       5.48%          4.97%          5.41%          5.24%          5.39%

Ratios/Supplemental Data
 Net assets, end of year (in 000's) ............    $71,038        $85,940        $48,184        $32,703        $24,195
 Ratio of expenses to average net assets before
  reimbursement and recovery of expenses by
  Advisor ......................................       0.51%          0.61%          0.67%          0.77%          0.93%
 Ratio of expenses to average net assets after
  reimbursement of expenses by Advisor .........       0.30%          0.30%          0.30%          0.30%          0.30%
 Ratio of net investment income to average net
  assets before reimbursement of expenses by
  Advisor ......................................       5.11%          4.53%          4.92%          4.65%          4.60%
 Ratio of net investment income to average net
  assets after reimbursement of expenses by
  Advisor ......................................       5.32%          4.84%          5.29%          5.12%          5.23%
 Portfolio turnover ............................        N/A            N/A            N/A            N/A            N/A

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.




                                                                              McM Intermediate
                                                                              Fixed Income Fund
                                                   -----------------------------------------------------------------------
                                                      For the        For the        For the        For the       For the
                                                    Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                                     06/30/00       06/30/99       06/30/98       06/30/97       06/30/96
                                                   ------------   ------------   ------------   ------------   -----------
Net Asset Value, beginning of year .............     $  10.26       $  10.53       $  10.26       $ 10.17        $ 10.37
                                                     --------       --------       --------       -------        -------
Income from investment operations
 Net investment income .........................         0.58           0.57           0.60          0.60           0.57
 Net realized and unrealized gain/(loss) on
  investments ..................................        (0.23)         (0.23)          0.27          0.11          (0.10)
                                                     --------       --------       --------       -------        -------
  Total from investment operations .............         0.35           0.34           0.87          0.71           0.47
                                                     --------       --------       --------       -------        -------
 Less Distributions:
 From net investment income ....................        (0.59)         (0.57)         (0.60)        (0.60)         (0.57)
 From capital gains ............................        (0.03)         (0.04)          0.00         (0.02)         (0.10)
                                                     --------       --------       --------       -------        -------
  Total distributions ..........................        (0.62)         (0.61)         (0.60)        (0.62)        ( 0.67)
                                                     --------       --------       --------       -------        -------
Net Asset Value, end of year ...................     $   9.99       $  10.26       $  10.53       $ 10.26        $ 10.17
                                                     ========       ========       ========       =======        =======
Total return ...................................         3.51%          3.25%          8.68%         7.14%          4.61%

Ratios/Supplemental Data
 Net assets, end of year (in 000's) ............     $170,822       $153,096       $121,710       $93,402        $76,045
 Ratio of expenses to average net assets before
  reimbursement and recovery of expenses by
  Advisor ......................................         0.52%          0.52%          0.55%         0.59%          0.69%
 Ratio of expenses to average net assets after
  reimbursement of expenses by Advisor .........         0.50%          0.50%          0.50%         0.50%          0.50%
 Ratio of net investment income to average net
  assets before reimbursement of expenses by
  Advisor ......................................         5.79%          5.40%          5.74%         5.80%          5.52%
 Ratio of net investment income to average net
  assets after reimbursement of expenses by
  Advisor ......................................         5.81%          5.42%          5.79%         5.89%          5.71%
 Portfolio turnover ............................        25.34%         40.40%         45.44%        36.02%         75.26%

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.




                                                                                  McM Fixed
                                                                                 Income Fund
                                                   -----------------------------------------------------------------------
                                                      For the        For the        For the        For the       For the
                                                    Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                                     06/30/00       06/30/99       06/30/98       06/30/97       06/30/96
                                                   ------------   ------------   ------------   ------------   -----------
Net Asset Value, beginning of year .............     $ 10.52        $ 10.89        $ 10.44         $10.33        $10.58
                                                     -------        -------        -------         ------        ------
 Income from investment operations
 Net investment income .........................        0.63           0.61           0.62           0.65          0.64
 Net realized and unrealized gain/(loss) on
  investments ..................................       (0.27)         (0.35)          0.47           0.12         (0.20)
                                                     -------        -------        -------         ------        ------
   Total from investment operations ............        0.36           0.26           1.09           0.77          0.44
                                                     -------        -------        -------         ------        ------
 Less Distributions:
 From net investment income ....................       (0.63)         (0.61)         (0.62)         (0.65)        (0.63)
 From capital gains ............................       (0.02)         (0.02)         (0.02)         (0.01)        (0.06)
                                                     -------        -------        -------         ------        ------
   Total distributions .........................       (0.65)         (0.63)         (0.64)         (0.66)        (0.69)
                                                     -------        -------        -------         ------        ------
Net Asset Value, end of year ...................     $ 10.23        $ 10.52        $ 10.89         $10.44        $10.33
                                                     =======        =======        =======         ======        ======
Total return ...................................        3.52%          2.34%         10.71%          7.72%         4.16%

Ratios/Supplemental Data
 Net assets, end of year (in 000's) ............     $22,045        $27,408        $22,202         $9,565        $7,992
 Ratio of expenses to average net assets before
  reimbursement and recovery of expenses by
  Advisor ......................................        0.76%          0.93%          1.17%          1.57%         1.82%
 Ratio of expenses to average net assets after
  reimbursement of expenses by Advisor .........        0.50%          0.50%          0.50%          0.50%         0.50%
 Ratio of net investment income to average net
  assets before reimbursement of expenses by
  Advisor ......................................        5.71%          5.16%          5.26%          5.25%         4.70%
 Ratio of net investment income to average net
  assets after reimbursement of expenses by
  Advisor ......................................        5.97%          5.59%          5.93%          6.32%         6.02%
 Portfolio turnover ............................       27.59%         29.32%         58.22%         32.46%        37.62%


See accompanying notes to financial statements.

--------------------------------------------------------------------------------

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.




                                                                                    McM Balanced
                                                                                        Fund
                                                       -----------------------------------------------------------------------
                                                          For the        For the        For the        For the       For the
                                                        Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                                         06/30/00       06/30/99       06/30/98       06/30/97       06/30/96
                                                       ------------   ------------   ------------   ------------   -----------
Net Asset Value, beginning of year .................     $  20.15       $  18.12       $ 15.30        $ 12.75        $ 11.35
                                                         --------       --------       -------        -------        -------
 Income from investment operations
 Net investment income .............................         0.55           0.50          0.47           0.43           0.40
 Net realized and unrealized gain on investments ...         0.07           2.10          2.82           2.54           1.49
                                                         --------       --------       -------        -------        -------
  Total from investment operations .................         0.62           2.60          3.29           2.97           1.89
                                                         --------       --------       -------        -------        -------
 Less Distributions:
 From net investment income ........................        (0.55)         (0.50)        (0.47)         (0.42)         (0.40)
 From capital gains ................................        (0.29)         (0.07)         0.00           0.00           (0.09)
                                                         --------       --------       -------        -------        -------
  Total distributions ..............................        (0.84)         (0.57)        (0.47)         (0.42)         (0.49)
                                                         --------       --------       -------        -------        -------
Net Asset Value, end of year .......................     $  19.93       $  20.15       $ 18.12        $ 15.30        $ 12.75
                                                         ========       ========       =======        =======        =======
Total return .......................................         3.17%         14.60%        21.76%         23.65%         16.86%

Ratios/Supplemental Data
 Net assets, end of year (in 000's) ................     $165,066       $154,615       $93,201        $40,941        $11,915
 Ratio of expenses to average net assets before
  reimbursement and recovery of expenses by
  Advisor ..........................................         0.64%          0.64%         0.74%          1.01%          2.21%
 Ratio of expenses to average net assets after
  reimbursement and recovery of expenses by
  Advisor ..........................................         0.60%          0.60%         0.60%          0.60%          0.60%
 Ratio of net investment income to average net
  assets before reimbursement and recovery of
  expenses by Advisor ..............................         2.73%          2.70%         2.87%          2.97%          1.81%
 Ratio of net investment income to average net
  assets after reimbursement and recovery of
  expenses by Advisor ..............................         2.77%          2.74%         3.01%          3.38%          3.43%
 Portfolio turnover ................................        22.44%         18.58%        20.73%         31.64%         26.16%


See accompanying notes to financial statements.

--------------------------------------------------------------------------------

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.





                                                                  For the       For the       For the       For the      For the
                                                                Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                                                 06/30/00      06/30/99      06/30/98      06/30/97      06/30/96
                                                               ------------  ------------  ------------  ------------  -----------
Net Asset Value, beginning of year ..........................    $  30.37      $  25.29      $  19.71      $ 14.85       $ 11.95
                                                                 --------      --------      --------      -------       -------
 Income from investment operations ..........................
 Net investment income ......................................        0.23          0.23          0.23         0.24          0.21
 Net realized and unrealized gain on investments . ..........        0.30          5.21          5.62         4.87          2.94
                                                                 --------      --------      --------      -------       -------
  Total from investment operations ..........................        0.53          5.44          5.85         5.11          3.15
                                                                 --------      --------      --------      -------       -------
 Less Distributions: ........................................
 From net investment income .................................       (0.23)        (0.22)        (0.23)       (0.24)        (0.21)
 From capital gains .........................................       (0.50)        (0.14)        (0.04)       (0.01)        (0.04)
                                                                 --------      --------      --------      -------       -------
  Total distributions .......................................       (0.73)        (0.36)        (0.27)       (0.25)        (0.25)
                                                                 --------      --------      --------      -------       -------
Net Asset Value, end of year ................................    $  30.17      $  30.37      $  25.29      $ 19.71       $ 14.85
                                                                 ========      ========      ========      =======       =======
Total return ................................................        1.80%        21.70%        29.89%       34.68%        26.53%
Ratios/Supplemental Data ....................................
 Net assets, end of year (in 000's) .........................    $260,033      $204,102      $128,541      $58,593       $23,913
 Ratio of expenses to average net assets
  before reimbursement and recovery of expenses by
   Advisor ..................................................        0.67%         0.66%         0.75%        0.88%         1.72%
 Ratio of expenses to average net assets after reimburse-
  ment and recovery of expenses by Advisor ..................        0.68%         0.75%         0.75%        0.75%         0.75%
 Ratio of net investment income to average net assets
  before reimbursement and recovery of expenses by
  Advisor ...................................................        0.78%         0.95%         1.05%        1.36%         0.80%
 Ratio of net investment income to average net assets
  after reimbursement and recovery of expenses by
  Advisor ...................................................        0.77%         0.86%         1.05%        1.49%         1.77%
 Portfolio turnover .........................................       13.68%         4.79%         0.57%        0.88%         0.92%


See accompanying notes to financial statements.

McM FUNDS -- Notes to Financial Statements              June 30, 2000
--------------------------------------------------------------------------------

Note (A) Significant Accounting Policies: McM Funds (the "Trust") is a Delaware business trust, currently issuing five series of shares of beneficial interest (collectively, the "Funds"): McM Principal Preservation Fund (the "Principal Preservation Fund"), McM Intermediate Fixed Income Fund (the "Intermediate Fixed Income Fund"), McM Fixed Income Fund (the "Fixed Income Fund"), McM Balanced Fund (the "Balanced Fund") and McM Equity Investment Fund (the "Equity Investment Fund"). The Trust is a no-load, open-end management investment company which is registered under the Investment Company Act of 1940, as amended (the "Act"). The Trust was organized as a Delaware business trust on February 3, 1994. The Principal Preservation Fund commenced investment operations on July 13, 1994. The Intermediate Fixed Income Fund, Fixed Income Fund, Balanced Fund and Equity Investment Fund commenced investment operations on July 14, 1994. Investment in the Principal Preservation Fund is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Principal Preservation Fund will be able to maintain a stable net asset value of $1.00. Certain officers and trustees of the Funds are also officers and directors of McMorgan & Company (the "Advisor"). No officer or employee of the Advisor receives any compensation from the Funds for acting as a trustee of the Funds. All Trust officers serve without direct compensation from the Funds. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

    (1) Security Valuation: The net asset value per share of each Fund is computed as of the close of regular trading on the New York Stock Exchange. The net asset value per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. The equity securities of each Fund listed or traded on a stock exchange are valued at the last sale price on its principal exchange. If no sale price is reported, the mean of the last bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the last bid and asked prices. Fixed-income securities are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Trustees. All securities held in the portfolio of the Principal Preservation Fund, and the debt securities with maturities of 60 days or less held by the other Funds, are valued at amortized cost. When a security is valued at amortized cost, it is valued at its cost when purchased, and thereafter by assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. When market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith by the Board of Trustees.

    (2) Repurchase Agreements: Each Fund may enter into repurchase agreements to earn income. The Funds may only enter into repurchase agreements with financial institutions that are deemed to be creditworthy by the Advisor, pursuant to guidelines established by the Funds' Board of Trustees. During the term of any repurchase agreement, the Advisor will continue to monitor the creditworthiness of the seller. Repurchase agreements are considered under the Act to be collateralized loans by a Fund to the seller secured by the securities transferred to the Fund. Repurchase agreements under the Act will be fully collateralized by securities in which the Fund may invest directly. Such collateral will be marked-to-market daily. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, the Fund may experience delay or difficulty in exercising its right to the collateral. In addition, the Funds may incur a loss if the value of the security should decline, as well as disposition costs in liquidating the security.

    (3) Investment Income and Securities Transactions: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Securities transactions are accounted for on the date securities are purchased or sold. The cost of securities sold is determined using the first-in-first-out method.

McM FUNDS -- Notes to Financial Statements (continued)  June 30, 2000
--------------------------------------------------------------------------------

    (4) Federal Income Taxes: The Trust has elected to be treated as a "regulated investment company" under Sub-chapter M of the Internal Revenue Code and to distribute substantially all of the Funds' net taxable income. Each Fund qualified for such treatment for the year ended June 30, 2000. Accordingly, no provisions for federal income taxes have been made in the accompanying financial statements.

    (5) Dividends and Distributions: Dividends and distributions to shareholders are recorded on the ex-dividend date.

    (6) Use of Estimates: In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    (7) Organization Costs: Organization costs, which were being amortized on a straight-line basis over five years, were completely amortized on July 31, 1999.

Note (B) Dividends from Net Investment Income and Distributions of Capital
Gains: The Principal Preservation Fund declares dividends daily from its net investment income. The Principal Preservation Fund's dividends are payable monthly and are automatically reinvested in additional Fund shares, at the month-end net asset value, for those shareholders that have elected the reinvestment option. The Intermediate Fixed Income Fund and the Fixed Income Fund distribute their respective net investment income to shareholders monthly and net capital gains, if any, are distributed annually. With respect to the Balanced Fund and the Equity Investment Fund, dividends from net investment income are distributed quarterly and net realized gains from investment transactions, if any, are distributed to shareholders annually.

Note (C) Capital Share Transactions: Each Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value. Transactions in shares of beneficial interest were as follows:



                                                           PRINCIPAL PRESERVATION FUND
                                                 Year Ended                            Year Ended
                                               June 30, 2000                         June 30, 1999
                                          Shares             Amount             Shares             Amount
                                    -----------------  -----------------  -----------------  -----------------
Shares sold ......................   210,631,314        $  210,631,314        204,601,680     $   204,601,680
Shares issued through
 reinvestment of dividends .......     3,648,571             3,648,571          2,334,795           2,334,795
Shares redeemed ..................  (229,176,369)         (229,176,369)      (169,182,105)       (169,182,105)
                                    ------------        --------------       ------------     ---------------
Net Increase/(decrease) ..........   (14,896,484)       $  (14,896,484)        37,754,370     $    37,754,370
                                    ============        ==============       ============     ===============



                                                       INTERMEDIATE FIXED INCOME FUND
                                               Year Ended                         Year Ended
                                              June 30, 2000                      June 30, 1999
                                         Shares           Amount            Shares           Amount
                                    ---------------  ----------------  ---------------  ----------------
Shares sold ......................   3,536,075        $   35,509,789       4,079,524     $   43,112,966
Shares issued through
 reinvestment of dividends .......     974,435             9,768,320         738,623          7,776,483
Shares redeemed ..................  (2,326,439)          (23,365,046)     (1,457,991)       (15,395,549)
                                    ----------        --------------      ----------     --------------
Net Increase/(decrease) ..........   2,184,071        $   21,913,063       3,360,156     $   35,493,900
                                    ==========        ==============      ==========     ==============


                                                            FIXED INCOME FUND
                                    -------------------------------------------------------------------
                                               Year Ended                        Year Ended
                                             June 30, 2000                      June 30, 1999
                                        Shares           Amount           Shares            Amount
                                    --------------  ----------------  --------------  -----------------
Shares sold ......................       612,142     $   6,188,173         616,046     $    6,728,274
Shares issued through
 reinvestment of dividends .......       155,944         1,602,179         134,206          1,460,844
Shares redeemed ..................    (1,218,728)      (12,293,581)       (184,316)        (2,016,548)
                                    ------------     -------------    ------------     --------------
Net Increase/(decrease) ..........      (450,642)    $  (4,503,229)        565,936     $    6,172,570
                                    ============     =============    ============     ==============



                                                              BALANCED FUND
                                    ----------------------------------------------------------------
                                               Year Ended                       Year Ended
                                              June 30, 2000                    June 30, 1999
                                         Shares           Amount          Shares          Amount
                                    ---------------  ----------------  ------------  ---------------
Shares sold ......................      2,415,005     $  47,913,204     2,831,668     $ 54,224,052
Shares issued through
 reinvestment of dividends .......        356,596         7,055,453       184,581        3,481,542
Shares redeemed ..................     (2,164,066)      (42,519,867)     (484,240)      (9,292,485)
                                       ----------     -------------     ---------     ------------
Net Increase/(decrease) ..........        607,535     $  12,448,790     2,532,009     $ 48,413,109
                                       ==========     =============     =========     ============

McM FUNDS -- Notes to Financial Statements (continued)  June 30, 2000
--------------------------------------------------------------------------------


                                                              EQUITY INVESTMENT FUND
                                       ---------------------------------------------------------------------
                                                   Year Ended                          Year Ended
                                                 June 30, 2000                       June 30, 1999
                                       ----------------------------------   --------------------------------
                                            Shares            Amount            Shares           Amount
                                       ---------------   ----------------   -------------   ----------------
Shares sold ........................       3,433,588      $ 101,760,836       2,552,391      $  65,846,183
Shares issued through
 reinvestment of dividends .........         187,994          5,570,772          81,486          2,184,225
Shares redeemed ....................      (1,722,770)       (51,672,187)       (996,278)       (26,926,461)
                                          ----------      -------------       ---------      -------------
Net Increase .......................       1,898,812      $  55,659,421       1,637,599      $  41,103,947
                                          ==========      =============       =========      =============

Note (D) Investment Transactions: Aggregate purchases and proceeds from sales of investment securities (other than short-term investments) for the year ended June 30, 2000 were:




                                               Aggregate      Proceeds from
                                               Purchases          Sales
                                            --------------   --------------
Intermediate Fixed Income Fund. .........    $62,260,392      $40,286,158
Fixed Income Fund. ......................      7,157,704       11,760,996
Balanced Fund. ..........................     43,984,182       36,034,354
Equity Investment Fund ..................     82,947,099       31,484,500

Note (E) Advisory, Administration and Distribution Services Agreements: Under its investment advisory agreements with each of the Funds, the Advisor provides investment advisory services to the Funds. The Funds will pay the Advisor at the following annual percentage rates of the average daily net assets of each
Fund: 0.25% for the Principal Preservation Fund; 0.35% for the Intermediate Fixed Income Fund; 0.35% for the Fixed Income Fund; 0.45% for the Balanced Fund; and 0.50% for the Equity Investment Fund. These fees are accrued daily and paid monthly. The Advisor has voluntarily undertaken to absorb for the Principal Preservation Fund, Intermediate Fixed Income Fund, Fixed Income Fund, Balanced Fund and Equity Investment Fund operating expenses which cause total expenses to exceed 0.30%, 0.50%, 0.50%, 0.60%, and 0.75%, respectively. For the period July 1, 1999 through June 30, 2000, the net amount of expenses the Advisor absorbed, subject to repayment, totaled $322,864: $148,962 for the Principal Preservation Fund; $36,048 for the Intermediate Fixed Income Fund; $69,988 for the Fixed Income Fund; and $67,866 for the Balanced Fund.

The investment advisory agreements provide that any reductions or expense reimbursements made by the Advisor in its fees are subject to reimbursement by the Funds within the following three years of such reduction or reimbursement provided that the Funds are able to effect such reimbursement and remain in compliance with applicable expense limitations. During the year ended June 30, 2000, the Equity Investment Fund reimbursed expenses to the Advisor totaling $18,275. Since July 1, 1997 through June 30, 2000, the Advisor has reduced its management fee and otherwise absorbed Fund expenses for each Fund in the following amounts: Principal Preservation Fund $446,744, Intermediate Fixed Income Fund $122,508, Fixed Income Fund $280,588 and Balanced Fund $209,184.

              REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS



To the Shareholders and Trustees of
McM Funds
San Francisco, California


We have audited the accompanying statements of assets and liabilities of McM Principal Preservation Fund, McM Intermediate Fixed Income Fund, McM Fixed Income Fund, McM Balanced Fund and McM Equity Investment Fund, each a series of shares of beneficial interest of McM Funds, including the schedules of investments, as of June 30, 2000 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of McM Principal Preservation Fund, McM Intermediate Fixed Income Fund, McM Fixed Income Fund, McM Balanced Fund and McM Equity Investment Fund as of June 30, 2000, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.



                                                   TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
July 28, 2000

                               Board of Trustees
                               Robert R. Barron
                               Terry A. O'Toole
                                Walter B. Rose
                             Kenneth I. Rosenblum
                                 S.D. Sicotte
                                Mark R. Taylor
                               Gregory L. Watson



                                   Officers
                      Terry A. O'Toole, CEO and President
                Robert R. Barron, Vice President and Treasurer
                 Deane A. Nelson, Vice President and Secretary



   Investment Advisor                                   Custodian
   McMorgan & Company                              The Bank of New York
One Bush Street, Suite 800                           48 Wall Street
 San Francisco, CA 94104                         New York, New York 10286

       Underwriter                                     Legal Counsel
Provident Distributors, Inc.                Stradley, Ronan, Stevens & Young LLP
    3200 Horizon Drive                          1810 Gateway Drive, Suite 115
 King of Prussia, PA 19406                          San Mateo, CA 94404

  Shareholder Services                                   Auditors
        PFPC Inc.                                   Tait, Weller & Baker
  211 South Gulph Road                         8 Penn Center Plaza, Suite 800
King of Prussia, PA 19406                          Philadelphia, PA 19103



                       For Additional Information about
                                McM Funds call:
                                 (800) 788-9485
                      (7AM to 5PM Pacific Standard Time)

This report is submitted for general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds' objectives, policies, expenses and other information.


AR0600

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